OMB APPROVAL
OMB Number: 3235-0570 Expires: Oct. 31, 2006 Estimated average burden hours per response: 19.3

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing for 3 of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund, Evergreen Market Index Value Fund for the year ended November 30, 2004. These 3 series have a May 31 fiscal year end.

Date of reporting period: November 30, 2004

Item 1 - Reports to Stockholders.

Evergreen Market Index Fund

Evergreen

MARKET INDEX FUND

Semiannual Report
as of November 30, 2004

Evergreen Investments
MUTUAL FUNDS

This semiannualreport must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description ofthe fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2005

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Market Index Fund, which covers the six-month period ended November 30, 2004.

In planning for the investment period, our equity portfolio teams attempted to prepare for a variety of developments, including those fundamental and geopolitical in nature. From the fundamental perspective, moderating growth in Gross Domestic Product (GDP) and corporate profits combined with higher oil prices and tighter monetary policy to dominate our decision-making process. Yet fundamentals do not always rule the day, and geopolitical concerns and the presidential election added to market uncertainty. Indeed, the bulk of the investment period was characterized by light volume and low sentiment. Throughout it all, though, we based our investment decisions on the solid fundamentals supporting growth in GDP and corporate profits, which only began to move the market once oil prices declined from their peak and the outcome of the presidential election was quickly determined.

After a weaker than expected GDP report for the second fiscal quarter, the data suggested gradual improvement for the U.S. economy. At times, though, reports on the economy sent conflicting signals to the markets. We maintained that this phenomenon was characteristic of the economy's transition from recovery to the expansion phase of the economic cycle. During recovery, GDP typically surges from the previous recession's period of weakness. As the recovery matures into expansion, however, the rates of growth appear less spectacular, and the percentage growth comparisons from prior quarters become more difficult to maintain. Therefore, we focused on more moderate, but still solid, levels of personal consumption and capital investment to drive economic growth going forward. Indeed, after the second quarter's disappointment, third quarter GDP expanded in the range of 4%.

Despite the more moderate levels of GDP growth, the Federal Reserve maintained its policy of a "measured" removal of policy accommodation. After more than three years of stimulative policy, central bankers began to remove the excess stimulus that propelled the economy away from recession, September 11th, and the corporate accounting scandals. With inflation-adjusted interest rates still negative, though, we viewed the new policy stance from the Federal Reserve as one of less stimulation, rather than more restriction, and made investment decisions accordingly.

Higher oil prices also affected market performance as the inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team's analysis indicated that the supply and demand characteristics warranted fair value for oil in the range of $30-$35 per barrel. As clarity emerged on the geopolitical front, and as inventory levels improved, the speculative fervor driving oil prices higher diminished in mid-October, bringing prices back to the low $40's, which consequently helped drive equity prices higher.

Similar to the moderation in the rate of growth in GDP, corporate profits were also experiencing a slowdown of their own. After climbing in excess of 25% during the first half of the calendar year, operating profits for companies in the S&P 500 Index were projected to expand by approximately 15% for the balance of 2004. Considering that this pace was still twice that of historical averages, it was our strong expectation that this development was a result of the maturation of the profit cycle, rather than a predictor of recession. As a result, our portfolio teams employed a balanced approach within equities, emphasizing both investment style and market capitalization. In addition, the improving trends for dividends and the attractiveness of international investing were also considered in appropriate portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE
as of November 30, 2004

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	5.71%
Average annual return
1-year	12.82%
Since portfolio inception	16.47%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	6/1/2004	11/30/2004

Actual
Class I	$1,000.00	$1,057.05	$0.10
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.97	$0.10

*Expenses are equal to the Fund's annualized expense ratio (0.02% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
	(unaudited)	2004	2003 (a)

Net asset value, beginning of period	$12.97	$11.02	$10.00

Income from investment operations
Net investment income	0.18	0.18	0.12
Net realized and unrealized gains or losses on
securities and futures contracts	0.56	1.83	0.94

Total from investment operations	0.74	2.01	1.06

Distributions to shareholders from
Net investment income	0	(0.06)	(0.04)

Net asset value, end of period	$13.71	$12.97	$11.02

Total return	5.71%	18.25%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$705,707	$716,998	$477,477
Ratios to average net assets
Expenses ‡	0.02% †	0.02%	0.02% †
Net investment income	2.35% †	1.70%	1.84% †
Portfolio turnover rate	2%	2%	3%

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
† Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	4,784	$97,689
Dana Corp.	9,549	156,126
Delphi Corp.	35,886	322,974
Goodyear Tire & Rubber Co.	11,212	141,496
Johnson Controls, Inc.	12,166	746,992
Visteon Corp.	8,286	70,100

		1,535,377

Automobiles 0.6%
Ford Motor Co.	117,009	1,659,188
General Motors Corp.	36,114	1,393,639
Harley-Davidson, Inc.	18,870	1,091,063

		4,143,890

Distributors 0.1%
Genuine Parts Co.	11,190	485,758

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	40,482	2,145,951
Darden Restaurants, Inc.	10,090	275,053
Harrah's Entertainment, Inc.	7,158	439,501
Hilton Hotels Corp.	24,616	508,567
International Game Technology (1)	22,038	779,043
Marriott International, Inc., Class A	14,637	832,114
McDonald's Corp.	80,333	2,469,436
Starbucks Corp. (1)	25,416	1,429,904
Starwood Hotels & Resorts Worldwide, Inc., Class B	13,312	696,085
Wendy's International, Inc.	7,263	259,071
Yum! Brands, Inc.	18,581	843,577

		10,678,302

Household Durables 0.5%
Black & Decker Corp.	5,125	430,961
Centex Corp.	7,902	414,618
Fortune Brands, Inc.	9,211	722,879
KB Home	2,961	260,242
Leggett & Platt, Inc.	12,257	365,872
Maytag Corp.	5,047	101,445
Newell Rubbermaid, Inc.	17,579	405,724
Pulte Homes, Inc.	8,116	448,490
Snap-on, Inc.	3,697	116,862
Stanley Works	5,237	244,882
Whirlpool Corp.	4,245	274,015

		3,785,990

Internet & Catalog Retail 0.7%
eBay, Inc. (1)	42,270	4,753,262

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,112	298,388
Eastman Kodak Co.	18,327	599,476
Hasbro, Inc.	11,309	215,210

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Mattel, Inc.	26,481	$501,815

		1,614,889

Media 3.5%
Clear Channel Communications, Inc.	37,730	1,270,746
Comcast Corp., Class A (1)	142,910	4,293,016
Dow Jones & Co., Inc.	5,235	223,796
Gannett Co., Inc.	17,017	1,403,732
Interpublic Group of Companies, Inc. (1)	26,994	334,996
Knight Ridder, Inc.	4,951	337,114
McGraw-Hill Companies, Inc.	12,150	1,065,920
Meredith Corp.	3,213	169,389
New York Times Co., Class A	9,389	384,949
Omnicom Group, Inc.	11,974	969,894
Time Warner, Inc. (1)	292,393	5,178,280
Tribune Co.	20,353	882,710
Univision Communications, Inc., Class A (1)	20,627	620,873
Viacom, Inc., Class B	110,940	3,849,618
Walt Disney Co.	131,384	3,531,602

		24,516,635

Multi-line Retail 1.1%
Big Lots, Inc. (1)	7,367	85,457
Dillards, Inc., Class A	5,341	134,486
Dollar General Corp.	21,000	414,750
Family Dollar Stores, Inc.	10,761	315,297
Federated Department Stores, Inc.	11,498	630,091
J.C. Penney Co., Inc.	18,429	711,360
Kohl's Corp. (1)	21,849	1,008,550
May Department Stores Co.	18,636	524,044
Nordstrom, Inc.	8,980	392,875
Sears, Roebuck & Co.	13,558	705,423
Target Corp.	57,765	2,958,723

		7,881,056

Specialty Retail 2.4%
AutoNation, Inc. (1)	17,048	315,729
AutoZone, Inc. (1)	5,317	455,135
Bed Bath & Beyond, Inc. (1)	19,221	767,456
Best Buy Co., Inc.	20,783	1,171,746
Circuit City Stores, Inc.	12,712	198,180
Gap, Inc.	57,792	1,262,755
Home Depot, Inc.	140,391	5,861,324
Limited Brands, Inc.	25,810	630,797
Lowe's Companies, Inc.	49,855	2,758,477
Office Depot, Inc. (1)	20,033	328,541
OfficeMax, Inc.	5,630	170,420
RadioShack Corp.	10,210	322,330
Sherwin-Williams Co.	9,104	406,039
Staples, Inc.	31,818	1,015,312
Tiffany & Co.	9,344	285,926
TJX Companies, Inc.	31,254	735,719
Toys "R" Us, Inc. (1)	13,683	264,629

		16,950,515

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. (1)	12,034	599,775

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Jones Apparel Group, Inc.	7,975	$283,352
Liz Claiborne, Inc.	6,888	282,890
Nike, Inc., Class B	16,841	1,425,759
Reebok International, Ltd.	3,782	147,044
VF Corp.	7,050	380,629

		3,119,449

CONSUMER STAPLES 10.4%
Beverages 2.2%
Adolph Coors Co., Class B	2,390	179,011
Anheuser-Busch Companies, Inc.	51,221	2,565,660
Brown-Forman Corp., Class B	7,767	372,971
Coca-Cola Co.	155,153	6,099,064
Coca-Cola Enterprises, Inc.	29,991	623,813
Pepsi Bottling Group, Inc.	16,265	455,745
PepsiCo, Inc.	108,327	5,406,601

		15,702,865

Food & Staples Retailing 3.3%
Albertsons, Inc.	23,520	595,056
Costco Wholesale Corp.	29,490	1,433,214
CVS Corp.	25,540	1,158,750
Kroger Co. (1)	47,263	764,715
Safeway, Inc. (1)	28,578	550,984
SUPERVALU, Inc.	8,695	274,675
SYSCO Corp.	40,889	1,420,893
Wal-Mart Stores, Inc.	271,294	14,123,565
Walgreen Co.	65,515	2,501,363
Winn-Dixie Stores, Inc.	9,083	36,332

		22,859,547

Food Products 1.3%
Archer-Daniels-Midland Co.	41,625	882,450
Campbell Soup Co.	26,249	748,884
ConAgra Foods, Inc.	33,790	914,020
General Mills, Inc.	24,312	1,105,953
H.J. Heinz Co.	22,346	830,377
Hershey Foods Corp.	15,747	815,695
Kellogg Co.	26,436	1,155,253
McCormick & Co., Inc.	8,765	319,484
Sara Lee Corp.	50,726	1,191,046
Wm. Wrigley Jr. Co.	14,372	988,794

		8,951,956

Household Products 1.8%
Clorox Co.	9,698	534,554
Colgate-Palmolive Co.	33,959	1,561,774
Kimberly-Clark Corp.	31,622	2,011,476
Procter & Gamble Co.	162,565	8,693,976

		12,801,780

Personal Products 0.6%
Alberto-Culver Co.	5,800	268,540
Avon Products, Inc.	30,238	1,135,135
Gillette Co.	64,065	2,786,187

		4,189,862

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Tobacco 1.2%
Altria Group, Inc.	131,204	$7,542,918
Reynolds American, Inc.	9,464	715,762
UST, Inc.	10,565	465,177

		8,723,857

ENERGY 7.4%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	21,342	946,091
BJ Services Co.	10,328	523,320
Halliburton Co.	28,234	1,167,476
Nabors Industries, Ltd. (1)	9,513	494,676
Noble Corp. (1)	8,562	414,829
Rowan Co., Inc. (1)	6,830	176,897
Schlumberger, Ltd.	37,761	2,478,254
Transocean, Inc. (1)	20,517	826,219

		7,027,762

Oil & Gas 6.4%
Amerada Hess Corp.	5,828	517,818
Anadarko Petroleum Corp.	16,000	1,113,600
Apache Corp.	20,847	1,126,989
Ashland, Inc.	4,544	268,778
Burlington Resources, Inc.	25,243	1,171,528
ChevronTexaco Corp.	136,216	7,437,394
ConocoPhillips	44,043	4,007,473
Devon Energy Corp.	30,918	1,280,623
El Paso Corp.	40,990	427,936
EOG Resources, Inc.	7,536	565,727
ExxonMobil Corp.	416,005	21,320,256
Kerr-McGee Corp.	9,656	600,893
Kinder Morgan, Inc.	7,900	547,470
Marathon Oil Corp.	22,129	872,768
Occidental Petroleum Corp.	25,048	1,508,140
Sunoco, Inc.	4,817	397,691
Unocal Corp.	16,930	779,457
Valero Energy Corp.	16,351	765,063
Williams Companies, Inc.	35,521	592,135

		45,301,739

FINANCIALS 20.2%
Capital Markets 2.8%
Bank of New York Co., Inc.	49,752	1,637,338
Bear Stearns Companies, Inc.	6,591	643,150
Charles Schwab Corp.	87,382	941,978
E*TRADE Financial Corp. (1)	23,870	330,838
Federated Investors, Inc., Class B	6,932	203,939
Franklin Resources, Inc.	15,947	1,046,602
Goldman Sachs Group, Inc.	31,075	3,255,417
Janus Capital Group, Inc.	15,307	253,331
Lehman Brothers Holdings, Inc.	17,351	1,453,667
Mellon Financial Corp.	27,114	792,271
Merrill Lynch & Co., Inc.	60,075	3,346,778
Morgan Stanley	70,241	3,564,731
Northern Trust Corp.	14,056	661,194

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

State Street Corp.	21,503	$958,174
T. Rowe Price Group, Inc.	8,138	481,444

		19,570,852

Commercial Banks 6.0%
AmSouth Bancorp	22,620	586,537
Bank of America Corp.	260,110	12,035,290
BB&T Corp.	35,454	1,505,022
Comerica, Inc.	10,960	674,040
Fifth Third Bancorp	36,446	1,835,421
First Horizon National Corp.	7,897	345,099
Huntington Bancshares, Inc.	14,688	356,331
KeyCorp	26,014	866,006
M&T Bank Corp.	7,487	789,205
Marshall & Ilsley Corp.	14,250	594,082
National City Corp.	42,380	1,571,450
North Fork Bancorp, Inc.	29,918	861,624
PNC Financial Services Group, Inc.	18,056	982,246
Regions Financial Corp.	29,549	1,033,920
SunTrust Banks, Inc.	22,905	1,633,126
Synovus Financial Corp. (1)	19,785	534,195
U.S. Bancorp	120,174	3,560,756
Wachovia Corp. (2)	102,674	5,313,379
Wells Fargo & Co.	107,984	6,670,172
Zions Bancorp.	5,724	380,646

		42,128,547

Consumer Finance 1.3%
American Express Co.	81,072	4,516,521
Capital One Financial Corp.	15,444	1,213,589
MBNA Corp.	81,703	2,170,032
Providian Financial Corp. (1)	18,717	300,408
SLM Corp.	27,879	1,426,568

		9,627,118

Diversified Financial Services 3.6%
CIT Group, Inc.	13,481	576,313
Citigroup, Inc.	331,260	14,823,885
JPMorgan Chase & Co.	227,779	8,575,879
Moody's Corp.	9,464	764,218
Principal Financial Group, Inc.	20,042	755,182

		25,495,477

Insurance 4.2%
ACE, Ltd.	18,162	734,108
AFLAC, Inc.	32,431	1,220,054
Allstate Corp.	44,314	2,237,857
AMBAC Financial Group, Inc.	6,935	564,023
American International Group, Inc.	166,606	10,554,490
AON Corp.	20,197	426,561
Chubb Corp.	12,214	930,829
Cincinnati Financial Corp.	10,763	482,182
Hartford Financial Services Group, Inc.	18,748	1,199,872
Jefferson-Pilot Corp.	8,727	429,281
Lincoln National Corp.	11,254	517,909
Loews Corp.	11,861	829,202
Marsh & McLennan Co.	33,292	951,818

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

MBIA, Inc.	9,160	$549,234
MetLife, Inc.	47,969	1,870,791
Progressive Corp.	12,798	1,164,490
Prudential Financial, Inc.	33,188	1,624,553
SAFECO Corp.	8,051	390,232
St. Paul Travelers Companies, Inc.	42,766	1,560,104
Torchmark Corp.	7,013	385,084
UnumProvident Corp.	18,954	295,114
XL Capital, Ltd., Class A	8,849	666,861

		29,584,649

Real Estate 0.5%
Apartment Investment & Management Co., Class A REIT	6,052	220,111
Equity Office Properties Trust REIT	25,765	707,250
Equity Residential REIT	17,948	605,027
Plum Creek Timber Co., Inc. REIT	11,723	433,751
ProLogis Trust REIT	11,626	467,714
Simon Property Group, Inc. REIT	14,139	877,749

		3,311,602

Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp.	36,008	1,195,826
Fannie Mae	61,894	4,252,118
Freddie Mac	43,931	2,998,730
Golden West Financial Corp.	9,770	1,164,975
MGIC Investment Corp.	6,300	428,400
Sovereign Bancorp, Inc.	21,950	479,607
Washington Mutual, Inc.	55,797	2,271,496

		12,791,152

HEALTH CARE 12.3%
Biotechnology 1.2%
Amgen, Inc. (1)	80,957	4,860,658
Applera Corp. - Applied Biosystems Group	12,907	264,594
Biogen Idec, Inc. (1)	21,639	1,269,777
Chiron Corp. (1)	12,004	390,970
Genzyme Corp. (1)	14,579	816,570
Gilead Sciences, Inc. (1)	27,533	948,787
MedImmune, Inc. (1)	15,939	423,977

		8,975,333

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	3,401	200,251
Baxter International, Inc.	39,314	1,244,288
Becton Dickinson & Co.	16,022	877,685
Biomet, Inc.	16,243	777,552
Boston Scientific Corp. (1)	53,854	1,874,658
C.R. Bard, Inc.	6,703	401,577
Fisher Scientific International, Inc. (1)	7,349	415,513
Guidant Corp.	20,116	1,304,120
Hospira, Inc. (1)	9,979	321,623
Medtronic, Inc.	77,338	3,716,091
Millipore Corp.	3,171	154,491
PerkinElmer, Inc.	8,193	174,757
St. Jude Medical, Inc. (1)	22,636	863,337
Stryker Corp.	25,659	1,128,739

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Thermo Electron Corp. (1)	10,441	$315,840
Waters Corp. (1)	7,560	352,750
Zimmer Holdings, Inc. (1)	15,670	1,278,672

		15,401,944

Health Care Providers & Services 2.2%
Aetna, Inc.	9,820	1,163,768
AmerisourceBergen Corp.	7,190	423,779
Anthem, Inc. (1)	8,928	904,674
Cardinal Health, Inc.	27,522	1,438,850
Caremark Rx, Inc. (1)	29,798	1,065,576
CIGNA Corp.	8,794	615,756
Express Scripts, Inc.	4,961	356,994
HCA, Inc.	26,864	1,058,979
Health Management Associates, Inc.	15,565	343,831
Humana, Inc. (1)	10,192	252,965
IMS Health, Inc.	14,954	337,512
Laboratory Corporation of America (1)	8,930	428,194
Manor Care, Inc.	5,592	192,644
McKesson Corp.	18,774	554,772
Medco Health Solutions, Inc. (1)	17,400	656,328
Quest Diagnostics, Inc.	6,515	610,781
Tenet Healthcare Corp. (1)	29,808	323,417
UnitedHealth Group, Inc.	42,505	3,521,539
Wellpoint Health Networks, Inc. (1)	10,044	1,256,504

		15,506,863

Pharmaceuticals 6.7%
Abbott Laboratories, Inc.	99,831	4,188,909
Allergan, Inc.	8,423	619,090
Bristol-Myers Squibb Co.	124,388	2,923,118
Eli Lilly & Co.	72,296	3,855,546
Forest Laboratories, Inc. (1)	23,678	922,732
Johnson & Johnson Co.	189,800	11,448,736
King Pharmaceuticals, Inc. (1)	15,447	192,315
Merck & Co., Inc.	141,879	3,975,449
Mylan Laboratories, Inc.	17,185	312,080
Pfizer, Inc.	482,846	13,408,633
Schering-Plough Corp.	94,154	1,680,649
Watson Pharmaceuticals, Inc. (1)	6,999	203,321
Wyeth	85,293	3,400,632

		47,131,210

INDUSTRIALS 11.7%
Aerospace & Defense 2.0%
Boeing Co.	53,679	2,875,584
General Dynamics Corp.	12,784	1,385,274
Goodrich Corp.	7,593	241,078
Honeywell International, Inc.	54,967	1,941,984
Lockheed Martin Corp.	28,449	1,730,837
Northrop Grumman Corp.	22,926	1,291,421
Raytheon Co.	28,846	1,163,648
Rockwell Collins, Inc.	11,321	451,255
United Technologies Corp.	32,717	3,192,525

		14,273,606

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Air Freight & Logistics 1.2%
FedEx Corp.	19,210	$1,825,526
Ryder System, Inc.	4,118	220,890
United Parcel Service, Inc., Class B	71,900	6,050,385

		8,096,801

Airlines 0.1%
Delta Air Lines, Inc.	8,032	55,983
Southwest Airlines Co.	50,529	794,821

		850,804

Building Products 0.2%
American Standard Companies, Inc.	13,679	532,660
Masco Corp.	27,707	977,226

		1,509,886

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. (1)	20,348	184,963
Apollo Group, Inc., Class A (1)	12,334	983,020
Avery Dennison Corp.	7,064	414,374
Cendant Corp.	67,508	1,530,406
Cintas Corp.	10,947	489,550
Deluxe Corp.	3,199	126,488
Equifax, Inc.	8,711	240,598
H&R Block, Inc.	10,544	502,949
Monster Worldwide, Inc.	7,584	213,793
Pitney Bowes, Inc.	14,780	646,921
R. R. Donnelley & Sons Co.	14,011	486,182
Robert Half International, Inc.	11,018	297,816
Waste Management, Inc.	37,081	1,105,385

		7,222,445

Construction & Engineering 0.0%
Fluor Corp.	5,335	276,886

Electrical Equipment 0.4%
American Power Conversion Corp.	12,814	270,888
Cooper Industries, Ltd., Class A	6,055	401,507
Emerson Electric Co.	26,867	1,795,253
Power-One, Inc. (1)	5,362	49,277
Rockwell Automation, Inc.	11,787	557,525

		3,074,450

Industrial Conglomerates 4.7%
3M Co.	50,051	3,983,559
General Electric Co.	675,164	23,873,799
Textron, Inc.	8,863	643,631
Tyco International, Ltd.	128,455	4,363,617

		32,864,606

Machinery 1.5%
Caterpillar, Inc.	21,917	2,006,501
Crane Co.	3,773	114,171
Cummins, Inc.	2,833	225,564
Danaher Corp.	19,713	1,121,275
Deere & Co.	15,869	1,138,283
Dover Corp.	13,002	525,931

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Eaton Corp.	9,688	$652,971
Illinois Tool Works, Inc.	19,329	1,821,372
Ingersoll-Rand Co., Ltd., Class A	11,083	824,797
ITT Industries, Inc.	5,901	502,293
Navistar International Corp. (1)	4,464	183,694
Paccar, Inc.	11,099	866,832
Pall Corp.	8,000	216,720
Parker-Hannifin Corp.	7,638	571,322

		10,771,726

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	23,813	1,072,538
CSX Corp.	13,737	523,792
Norfolk Southern Corp.	25,175	864,258
Union Pacific Corp.	16,576	1,051,581

		3,512,169

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	5,820	360,025

INFORMATION TECHNOLOGY 16.0%
Communications Equipment 2.7%
ADC Telecommunications, Inc. (1)	51,726	121,556
Andrew Corp. (1)	10,283	146,019
Avaya, Inc. (1)	28,945	475,277
CIENA Corp. (1)	36,396	92,810
Cisco Systems, Inc. (1)	432,374	8,089,717
Comverse Technology, Inc. (1)	12,510	266,088
Corning, Inc. (1)	89,118	1,121,104
JDS Uniphase Corp. (1)	92,093	291,935
Lucent Technologies, Inc. (1)	275,577	1,083,018
Motorola, Inc.	151,076	2,909,724
QUALCOMM, Inc.	104,090	4,332,226
Scientific-Atlanta, Inc.	9,794	290,098
Tellabs, Inc. (1)	26,615	227,558

		19,447,130

Computers & Peripherals 3.9%
Apple Computer, Inc. (1)	24,806	1,663,242
Dell, Inc. (1)	159,650	6,469,018
EMC Corp. (1)	153,771	2,063,607
Gateway, Inc. (1)	23,833	162,303
Hewlett-Packard Co.	193,112	3,862,240
International Business Machines Corp.	107,123	10,095,271
Lexmark International, Inc., Class A (1)	8,282	703,142
NCR Corp. (1)	6,024	359,814
Network Appliance, Inc. (1)	22,872	689,820
QLogic Corp. (1)	5,906	203,107
Sun Microsystems, Inc. (1)	212,691	1,180,435

		27,451,999

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. (1)	31,053	710,803
Jabil Circuit, Inc. (1)	12,850	322,021
Molex, Inc.	12,126	334,314
Sanmina-SCI Corp. (1)	33,326	294,268

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Solectron Corp. (1)	61,495	$384,344
Symbol Technologies, Inc.	15,305	232,024
Tektronix, Inc.	5,866	184,016

		2,461,790

Internet Software & Services 0.5%
Yahoo!, Inc. (1)	87,004	3,273,090

IT Services 1.2%
Affiliated Computer Services, Inc., Class A (1)	8,183	484,270
Automatic Data Processing, Inc.	37,355	1,700,773
Computer Sciences Corp. (1)	12,068	652,879
Convergys Corp. (1)	9,115	135,540
Electronic Data Systems Corp.	32,763	735,529
First Data Corp.	54,832	2,253,047
Fiserv, Inc. (1)	12,488	480,913
Paychex, Inc.	24,178	801,743
Sabre Holdings, Inc., Class A	8,777	202,573
SunGard Data Systems, Inc. (1)	18,442	488,897
Unisys Corp. (1)	21,412	246,024

		8,182,188

Office Electronics 0.1%
Xerox Corp. (1)	53,658	822,041

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. (1)	22,696	482,971
Altera Corp. (1)	23,772	539,149
Analog Devices, Inc.	24,196	894,042
Applied Materials, Inc. (1)	108,596	1,807,037
Applied Micro Circuits Corp. (1)	20,024	73,688
Broadcom Corp., Class A (1)	20,596	669,782
Intel Corp.	410,217	9,168,350
KLA-Tencor Corp. (1)	12,557	565,818
Linear Technology Corp.	19,664	750,378
LSI Logic Corp. (1)	24,613	130,203
Maxim Integrated Products, Inc.	20,766	850,575
Micron Technology, Inc. (1)	39,102	433,250
National Semiconductor Corp.	22,899	354,019
Novellus Systems, Inc. (1)	9,130	245,962
NVIDIA Corp. (1)	10,650	203,735
PMC-Sierra, Inc. (1)	11,315	124,918
Teradyne, Inc. (1)	12,414	211,783
Texas Instruments, Inc.	110,697	2,676,654
Xilinx, Inc.	22,195	692,928

		20,875,242

Software 4.4%
Adobe Systems, Inc.	15,333	928,566
Autodesk, Inc.	7,258	474,746
BMC Software, Inc. (1)	14,265	265,044
Citrix Systems, Inc. (1)	10,816	255,366
Computer Associates International, Inc.	37,431	1,142,768
Compuware Corp. (1)	24,695	142,490
Electronic Arts, Inc.	19,419	949,589
Intuit, Inc. (1)	12,249	512,498
Mercury Interactive Corp. (1)	5,956	271,653

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Microsoft Corp.	695,272	$18,640,242
Novell, Inc.	24,727	150,835
Oracle Corp. (1)	330,654	4,186,080
Parametric Technology Corp. (1)	17,210	100,679
PeopleSoft, Inc. (1)	23,461	553,914
Siebel Systems, Inc. (1)	32,325	325,836
Symantec Corp. (1)	20,153	1,285,963
Veritas Software Corp. (1)	27,678	606,148

		30,792,417

MATERIALS 3.1%
Chemicals 1.6%
Air Products & Chemicals, Inc.	14,535	832,129
Dow Chemical Co.	60,073	3,031,884
DuPont de Nemours & Co.	63,812	2,891,960
Eastman Chemical Co.	4,978	270,704
Ecolab, Inc.	16,462	575,841
Engelhard Corp.	7,954	237,745
Great Lakes Chemical Corp.	3,248	95,166
Hercules, Inc. (1)	7,147	106,490
International Flavors & Fragrances, Inc.	6,026	244,053
Monsanto Co.	17,075	785,792
PPG Industries, Inc.	10,984	741,090
Praxair, Inc.	20,778	932,932
Rohm & Haas Co.	14,346	632,515
Sigma-Aldrich Corp.	4,419	263,947

		11,642,248

Construction Materials 0.0%
Vulcan Materials Co.	6,538	338,995

Containers & Packaging 0.2%
Ball Corp.	7,186	321,430
Bemis Co., Inc.	6,838	190,370
Pactiv Corp. (1)	9,611	238,833
Sealed Air Corp. (1)	5,370	276,072
Temple-Inland, Inc.	3,563	212,319

		1,239,024

Metals & Mining 0.8%
Alcoa, Inc.	55,623	1,890,070
Allegheny Technologies, Inc. (1)	6,093	134,046
Freeport-McMoRan Copper & Gold, Inc., Class B	11,322	443,030
Newmont Mining Corp.	28,352	1,342,467
Nucor Corp.	10,138	536,300
Phelps Dodge Corp.	6,011	583,849
United States Steel Corp.	7,250	379,610
Worthington Industries, Inc.	5,583	120,090

		5,429,462

Paper & Forest Products 0.5%
Georgia-Pacific Corp.	16,509	604,395
International Paper Co.	31,095	1,291,065
Louisiana-Pacific Corp.	6,988	170,996
MeadWestvaco Corp.	12,905	434,253

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Weyerhaeuser Co.	15,312	$1,010,592

		3,511,301

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.0%
ALLTEL Corp.	19,711	1,117,417
AT&T Corp.	50,819	929,988
BellSouth Corp.	117,069	3,139,790
CenturyTel, Inc.	8,634	284,231
Citizens Communications Co.	21,202	303,189
Qwest Communications International, Inc. (1)	116,068	464,272
SBC Communications, Inc.	211,896	5,333,422
Sprint Corp.	92,888	2,118,775
Verizon Communications, Inc.	177,034	7,299,112

		20,990,196

Wireless Telecommunication Services 0.3%
Nextel Communications, Inc., Class A (1)	71,208	2,026,580

UTILITIES 3.0%
Electric Utilities 2.1%
Allegheny Energy, Inc. (1)	8,768	167,819
Ameren Corp.	12,423	601,522
American Electric Power Co., Inc.	25,301	864,535
CenterPoint Energy, Inc.	19,666	219,473
Cinergy Corp.	11,547	477,930
Consolidated Edison, Inc.	15,440	677,044
DTE Energy Co.	11,109	487,463
Edison International	20,835	664,636
Entergy Corp.	14,510	940,538
Exelon Corp.	42,214	1,760,746
FirstEnergy Corp.	21,092	890,715
FPL Group, Inc.	11,847	833,199
PG&E Corp. (1)	25,637	852,687
Pinnacle West Capital Corp.	5,839	258,084
PPL Corp.	12,080	627,556
Progress Energy, Inc.	15,782	692,988
Southern Co.	47,204	1,547,819
TECO Energy, Inc.	12,711	190,157
TXU Corp.	18,980	1,192,324
Xcel Energy, Inc.	25,567	461,740

		14,408,975

Gas Utilities 0.1%
Keyspan Corp.	10,243	404,803
Nicor, Inc.	2,818	103,984
NiSource, Inc.	16,849	367,140
Peoples Energy	2,406	107,356

		983,283

Multi-Utilities & Unregulated Power 0.8%
AES Corp.	41,336	505,953
Calpine Corp. (1)	34,073	132,203
CMS Energy Corp. (1)	12,136	123,787
Constellation Energy Group, Inc.	11,220	490,314

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Dominion Resources, Inc.	21,117	$1,382,530
Duke Energy Corp.	59,968	1,515,991
Dynegy, Inc., Class A (1)	24,270	137,125
Public Service Enterprise Group, Inc.	15,170	667,328
Sempra Energy	14,823	548,155

		5,503,386

Total Common Stocks (cost $544,779,629)		696,741,989

EXCHANGE TRADED FUND 0.7%
Midcap Spider Trust, Ser. (1) (cost $4,312,137)	39,351	4,639,090

SHORT-TERM INVESTMENTS 0.1%
	Principal
U.S. TREASURY OBLIGATIONS 0.0%	Amount	Value
U.S. Treasury Bills:
2.03%, 02/10/2005 (3),(4)	$ 125,000	124,499
2.07%, 02/17/2005 (3),(4)	50,000	49,776

		174,275

	Shares	Value
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund (5)	805,727	805,727

Total Short-Term Investments (cost $980,002)		980,002

Total Investments (cost $550,071,768) 99.5%		702,361,081
Other Assets and Liabilities 0.5%		3,345,705

Net Assets 100.0%		$705,706,786

(1)	Non-income producing security
(2)	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,604,333 at November 30, 2004. The Fund earned $47,230 of income from Wachovia Corporation during the six months ended
November 30, 2004, which is included in dividend income.
(3)	All or a portion of these securities were pledged to cover initial margin requirements for open futures contracts.
(4)	Rate shown represents the yield to maturity at date of purchase.
(5)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of November 30, 2004:

Financials	20.4%
Information Technology	16.1%
Health Care	12.4%
Industrials	11.8%
Consumer Discretionary	11.3%
Consumer Staples	10.4%
Energy	7.4%
Telecommunication Services	3.3%
Materials	3.2%
Utilities	3.0%
Other	0.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $550,071,768)	$702,361,081
Dividends receivable	3,364,263
Receivable from investment advisor	2,292
Prepaid expenses and other assets	17,003

Total assets	705,744,639

Liabilities
Payable for daily variation margin on open futures contracts	4,750
Due to related parties	2,252
Accrued expenses and other liabilities	30,851

Total liabilities	37,853

Net assets	$705,706,786

Net assets represented by
Paid-in capital	$527,841,143
Undistributed net investment income	18,882,815
Accumulated net realized gains on securities	6,717,269
Net unrealized gains on securities and futures contracts	152,265,559

Total net assets	$705,706,786

Shares outstanding - Class I	51,488,744

Net asset value per share - Class I	$13.71

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (unaudited)

Investment income
Dividends	$8,417,325

Expenses
Advisory fee	1,132,059
Administrative services fee	353,624
Transfer agent fees	31
Trustees' fees and expenses	6,490
Printing and postage expenses	4,017
Custodian and accounting fees	87,734
Registration and filing fees	4,024
Professional fees	12,671
Other	28,476

Total expenses	1,629,126
Less: Expense reductions	(1,520)
Fee waivers and expenses reimbursements	(1,540,933)

Net expenses	86,673

Net investment income	8,330,652

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains on securities	5,569,870
Net change in unrealized gains or losses on securities and futures contracts	24,808,053

Net realized and unrealized gains or losses on securities and futures contracts	30,377,923

Net increase in net assets resulting from operations	$38,708,575

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2004		Year Ended
	(unaudited)		May 31, 2004

Operations
Net investment income		$8,330,652		$ 10,623,155
Net realized gains on securities		5,569,870		1,182,801
Net change in unrealized gains or losses on
securities and futures contracts		24,808,053		86,735,427

Net increase in net assets resulting from operations		38,708,575		98,541,383

Distributions to shareholders from
net investment income		0		(3,262,282)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	0	0	11,683,920	140,980,000
Net asset value of shares issued in
reinvestment of distributions	0	0	260,566	3,262,282
Payment for shares redeemed	(3,785,011)	(50,000,000)	0	0

Net increase (decrease) in net assets resulting from
capital share transactions		(50,000,000)		144,242,282

Total increase (decrease) in net assets		(11,291,425)		239,521,383
Net assets
Beginning of period		716,998,211		477,476,828

End of period		$705,706,786		$ 716,998,211

Undistributed net investment income		$18,882,815		$ 10,552,163

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Market Index Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2004, EIMC waived its fee in the amount of $1,132,059 and reimbursed expenses in the amount of $408,874 which combined represents 0.44% of the Fund's average daily net assets (on an annualized basis). As of November 30, 2004 the Fund had $5,002,456 in advisory fee waivers and expense reimbursements subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $16,856,145 and $58,217,083, respectively, for the six months ended November 30, 2004.

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $550,314,819. The gross unrealized appreciation and depreciation on securities based on tax cost was $166,840,642 and $14,794,380, respectively, with a net unrealized appreciation of $152,046,262.

At November 30, 2004, the Fund had open futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	November 30, 2004	Loss

December 2004	500 S&P 500 Futures	$2,663,375	$2,641,662	$21,713

December 2004	100 E-mini S&P 500 Futures	295,550	293,509	2,041

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2004, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2004, the Fund had no borrowings under this agreement.

9. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

10. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

11. SUBSEQUENT DISTRIBUTIONS

On December 7, 2004, the Fund declared distributions from capital gains to shareholders of record on December 6, 2004. The per share amounts payable on December 8, 2004 were $0.0064 from short-term capital gains and $0.0178 from long-term capital gains.

On December 16, 2004, the Fund declared a distribution from net investment income to shareholders of record on December 15, 2004. The per share amount payable on December 17, 2004 was $0.2047.

These distributions are not reflected in the accompanying financial statements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership** — With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence** — We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience** — Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment** — We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2003

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564621 rv2 1/2005

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564621 rv2 1/2005

Evergreen Market Index Growth Fund

Evergreen

MARKET INDEX GROWTH FUND

Semiannual Report
as of November 30, 2004

Evergreen Investments
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description ofthe fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2005

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Market Index Growth Fund, which covers the six-month period ended November 30, 2004.

In planning for the investment period, our equity portfolio teams attempted to prepare for a variety of developments, including those fundamental and geopolitical in nature. From the fundamental perspective, moderating growth in Gross Domestic Product (GDP) and corporate profits combined with higher oil prices and tighter monetary policy to dominate our decision-making process. Yet fundamentals do not always rule the day, and geopolitical concerns and the presidential election added to market uncertainty. Indeed, the bulk of the investment period was characterized by light volume and low sentiment. Throughout it all, though, we based our investment decisions on the solid fundamentals supporting growth in GDP and corporate profits, which only began to move the market once oil prices declined from their peak and the outcome of the presidential election was quickly determined.

After a weaker than expected GDP report for the second fiscal quarter, the data suggested gradual improvement for the U.S. economy. At times, though, reports on the economy sent conflicting signals to the markets. We maintained that this phenomenon was characteristic of the economy's transition from recovery to the expansion phase of the economic cycle. During recovery, GDP typically surges from the previous recession's period of weakness. As the recovery matures into expansion, however, the rates of growth appear less spectacular, and the percentage growth comparisons from prior quarters become more difficult to maintain. Therefore, we focused on more moderate, but still solid, levels of personal consumption and capital investment to drive economic growth going forward. Indeed, after the second quarter's disappointment, third quarter GDP expanded in the range of 4%.

Despite the more moderate levels of GDP growth, the Federal Reserve maintained its policy of a "measured" removal of policy accommodation. After more than three years of stimulative policy, central bankers began to remove the excess stimulus that propelled the economy away from recession, September 11th, and the corporate accounting scandals. With inflation-adjusted interest rates still negative, though, we viewed the new policy stance from the Federal Reserve as one of less stimulation, rather than more restriction, and made investment decisions accordingly.

Higher oil prices also affected market performance as the inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team's analysis indicated that the supply and demand characteristics warranted fair value for oil in the range of $30-$35 per barrel. As clarity emerged on the geopolitical front, and as inventory levels improved, the speculative fervor driving oil prices higher diminished in mid-October, bringing prices back to the low $40's, which consequently helped drive equity prices higher.

Similar to the moderation in the rate of growth in GDP, corporate profits were also experiencing a slowdown of their own. After climbing in excess of 25% during the first half of the calendar year, operating profits for companies in the S&P 500 Index were projected to expand by approximately 15% for the balance of 2004. Considering that this pace was still twice that of historical averages, it was our strong expectation that this development was a result of the maturation of the profit cycle, rather than a predictor of recession. As a result, our portfolio teams employed a balanced approach within equities, emphasizing both investment style and market capitalization. In addition, the improving trends for dividends and the attractiveness of international investing were also considered in appropriate portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE as of November 30, 2004

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	0.78%
Average annual return
1-year	5.84%
Since portfolio inception	12.89%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

"Russell 1000 Growth Index" is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2004	11/30/2004	Period*

Actual
Class I	$1,000.00	$1,007.83	$0.10
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.97	$0.10

*Expenses are equal to the Fund's annualized expense ratio (0.02% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
	(unaudited)	2004	2003 (a) #

Net asset value, beginning of period	$12.77	$10.86	$10.00

Income from investment operations
Net investment income	0.12	0.12	0.07
Net realized and unrealized gains or losses on
securities and futures contracts	(0.02)	1.83	0.81
Total from investment operations	0.10	1.95	0.88

Distributions to shareholders from
Net investment income	0	(0.04)	(0.02)

Net asset value, end of period	$12.87	$12.77	$10.86

Total return	0.78%	17.97%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$683,957	$678,560	$529,545
Ratios to average net assets
Expenses‡	0.02%†	0.02%	0.02%†
Net investment income	1.87%†	1.03%	1.16%†
Portfolio turnover rate	14%	9%	2%

† Annualized
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
# Net investment income per share is based on average shares outstanding during the period.
(a) For the period from October 15, 2002 (commencement of operations), to May 3, 2003.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 14.3%
Auto Components 0.1%
BorgWarner, Inc.	1,643	$82,248
Gentex Corp.	9,413	304,228
Johnson Controls, Inc.	5,719	351,147

		737,623

Automobiles 0.3%
Harley-Davidson, Inc.	35,965	2,079,496

Hotels, Restaurants & Leisure 1.8%
Applebee's International, Inc.	10,038	257,976
Brinker International, Inc. 1	9,951	339,628
Cheesecake Factory, Inc.	6,313	308,642
Choice Hotels, Inc.	2,256	115,507
Darden Restaurants, Inc.	8,631	235,281
GTECH Holdings Corp.	14,458	349,161
Harrah's Entertainment, Inc.	7,520	461,728
Hilton Hotels Corp.	39,942	825,202
International Game Technology 1	42,517	1,502,976
International Speedway Corp., Class A	3,687	180,257
Mandalay Resort Group	8,221	573,004
Marriott International, Inc., Class A	20,665	1,174,805
MGM Mirage 1	1,396	81,387
Outback Steakhouse, Inc.	6,804	294,613
Ruby Tuesday, Inc.	8,111	223,458
Starbucks Corp. 1	48,318	2,718,371
Starwood Hotels & Resorts Worldwide, Inc., Class B	9,055	473,486
Station Casinos, Inc.	5,165	294,612
Wendy's International, Inc.	1,765	62,957
Wynn Resorts, Ltd. 1	4,031	234,161
Yum! Brands, Inc.	35,265	1,601,031

		12,308,243

Household Durables 0.9%
Black & Decker Corp.	8,423	708,290
Centex Corp.	7,260	380,932
D.R. Horton, Inc.	15,533	546,917
Fortune Brands, Inc.	16,752	1,314,697
Harman International Industries, Inc.	7,170	880,835
Hovnanian Enterprises, Inc., Class A 1	3,114	125,401
KB Home	223	19,600
Leggett & Platt, Inc.	8,819	263,247
Lennar Corp., Class A	6,757	303,592
M.D.C Holdings, Inc.	1,614	122,180
Maytag Corp.	5,299	106,510
Mohawk Industries, Inc. 1	3,324	291,515
Newell Rubbermaid, Inc.	2,478	57,192
NVR, Inc.	657	453,921
Pulte Homes, Inc.	5,340	295,088
Ryland Group, Inc.	455	46,114
Standard Pacific Corp.	233	13,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Westwood One, Inc. 1	9,215	$ 206,600
XM Satellite Radio Holdings, Inc., Class A 1	19,532	720,926

		21,622,069

Multi-line Retail 1.4%
Big Lots, Inc. 1	5,908	68,533
Dollar General Corp.	35,957	710,151
Dollar Tree Stores, Inc.	13,842	385,223
Family Dollar Stores, Inc.	18,434	540,116
Kohl's Corp. 1	36,567	1,687,933
Nordstrom, Inc.	8,866	387,887
Target Corp. 1	111,258	5,698,635

		9,478,478

Specialty Retail 4.7%
Abercrombie & Fitch Co., Class A	11,509	524,235
Advance Auto Parts, Inc.	9,036	372,825
American Eagle Outfitters, Inc.	5,988	250,119
AnnTaylor Stores Corp. 1	5,638	123,698
AutoZone, Inc. 1	7,145	611,612
Barnes & Noble, Inc. 1	602	16,302
Bed Bath & Beyond, Inc. 1	36,615	1,461,964
Best Buy Co., Inc. 1	32,270	1,819,383
Blockbuster, Inc., Class A	6,469	54,857
Cabela's, Inc.	771	16,538
CarMax, Inc.	12,653	352,386
Chico's FAS, Inc. 1	10,863	419,312
Circuit City Stores, Inc.	4,190	65,322
Claire's Stores, Inc.	9,848	200,407
Foot Locker, Inc.	7,967	206,983
Gap, Inc.	75,691	1,653,848
Home Depot, Inc. 1	250,512	10,458,876
Limited Brands, Inc.	2,723	66,550
Lowe's Companies, Inc.	95,800	5,300,614
Michaels Stores, Inc.	16,750	457,777
O'Reilly Automotive, Inc. 1	5,935	258,410
Pacific Sunwear of California, Inc. 1	9,341	207,464
PETCO Animal Supplies, Inc. 1	5,023	181,632
PETsMART, Inc.	17,591	602,844
Pier 1 Imports, Inc.	4,889	89,175
RadioShack Corp.	19,598	618,709
Regis Corp.	2,276	101,623
Rent-A-Center, Inc. 1	5,656	144,171
Ross Stores, Inc.	18,355	493,749
Sherwin-Williams Co.	1,264	56,374
Staples, Inc.	60,610	1,934,065
Talbots, Inc.	2,368	67,772
Tiffany & Co.	17,903	547,832
TJX Companies, Inc.	60,527	1,424,806
Urban Outfitters, Inc. 1	5,562	236,385
Weight Watchers International, Inc. 1	4,968	196,981
Williams-Sonoma, Inc. 1	11,372	416,329

		32,011,929

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. 1	22,931	1,142,881

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Toll Brothers, Inc. 1	2,610	$134,102

		6,063,183

Internet & Catalog Retail 1.3%
Amazon.com, Inc. 1	36,176	1,435,464
eBay, Inc. 1	63,281	7,115,948
IAC/InterActiveCorp. 1	19,773	488,195
Netflix, Inc. 1	4,254	48,411

		9,088,018

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,706	327,387
Marvel Enterprises, Inc. 1	8,670	159,788
Mattel, Inc.	22,544	427,209
Polaris Industries, Inc.	5,233	344,855

		1,259,239

Media 3.1%
Belo Corp.	7,172	180,878
Cablevision Systems Corp., Class A 1	18,126	386,990
Citadel Broadcasting Corp. 1	3,156	48,665
Clear Channel Communications, Inc.	28,392	956,243
Cox Communications, Inc., Class A 1	16,749	580,688
Cox Radio, Inc., Class A 1	2,002	31,832
Dex Media, Inc.	4,144	97,923
DIRECTV Group, Inc. 1	69,437	1,110,298
Dow Jones & Co., Inc.	7,136	305,064
E.W. Scripps Co., Class A	7,676	358,776
EchoStar Communications Corp., Class A	27,588	904,610
Entercom Communications Corp. 1	2,498	89,978
Fox Entertainment Group, Inc., Class A 1	5,736	168,638
Gemstar-TV Guide International, Inc. 1	11,668	63,591
Getty Images, Inc.	5,255	306,104
Harte-Hanks, Inc.	6,195	159,955
Interpublic Group of Companies, Inc. 1	34,457	427,611
John Wiley & Sons, Inc., Class A	5,723	189,145
Knight Ridder, Inc.	1,630	110,987
Lamar Advertising Co., Class A 1	8,034	316,861
Liberty Media Corp., Class A 1	157,454	1,626,500
Liberty Media International, Inc., Class A 1	10,535	453,637
McGraw-Hill Companies, Inc.	23,343	2,047,881
Media General, Inc., Class A	1,384	86,085
Meredith Corp.	4,457	234,973
Metro-Goldwyn-Mayer Studios, Inc.	1,945	23,029
New York Times Co., Class A	16,488	676,008
Omnicom Group, Inc. 1	19,558	1,584,198
Pixar, Inc. 1	2,960	268,383
Radio One, Inc., Class D 1	4,722	65,872
Regal Entertainment Group, Class A	658	13,706
Time Warner, Inc. 1	100,483	1,779,554
UnitedGlobalCom, Inc., Class A 1	33,235	276,848
Univision Communications, Inc., Class A 1	16,962	510,556
Viacom, Inc., Class B	46,906	1,627,638
Walt Disney Co.	74,270	1,996,378
Washington Post Co., Class B	670	628,460

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Columbia Sportswear Co. 1	1,731	$98,494
Fossil, Inc.	4,805	129,975
Nike, Inc., Class B 1	19,912	1,685,750
Polo Ralph Lauren Corp., Class A	762	30,015
Reebok International, Ltd.	897	34,875
Timberland Co., Class A 1	2,447	154,969

		3,276,959

CONSUMER STAPLES 12.2%
Beverages 3.5%
Anheuser-Busch Companies, Inc.	89,080	4,462,017
Brown-Forman Corp., Class B	3,570	171,431
Coca-Cola Co.	229,525	9,022,628
Pepsi Bottling Group, Inc.	16,776	470,064
PepsiCo, Inc. 1	196,984	9,831,471

		23,957,611

Food & Staples Retailing 3.7%
7-Eleven, Inc.	3,084	72,782
Costco Wholesale Corp.	3,468	168,545
CVS Corp.	5,519	250,397
Rite Aid Corp. 1	47,001	172,494
SYSCO Corp.	77,917	2,707,616
Wal-Mart Stores, Inc. 1	312,517	16,269,635
Walgreen Co.	124,848	4,766,697
Whole Foods Market, Inc.	7,533	683,770

		25,091,936

Food Products 0.8%
Campbell Soup Co.	13,966	398,450
H.J. Heinz Co.	21,967	816,294
Hershey Foods Corp.	16,443	851,748
Kellogg Co.	17,061	745,566
McCormick & Co., Inc. 1	12,651	461,129
Sara Lee Corp.	46,805	1,098,981
Wm. Wrigley Jr. Co.	17,964	1,235,923

		5,608,091

Household Products 3.0%
Church & Dwight Co., Inc.	7,503	234,244
Clorox Co.	12,921	712,205
Colgate-Palmolive Co.	53,945	2,480,931
Energizer Holdings, Inc. 1	4,337	202,538
Kimberly-Clark Corp. 1	25,657	1,632,042
Procter & Gamble Co. 1	285,674	15,277,845

		20,539,805

Personal Products 1.2%
Alberto-Culver Co.	7,350	340,305
Avon Products, Inc.	57,499	2,158,512
Estee Lauder Companies, Inc., Class A 1	13,180	575,175
Gillette Co.	113,106	4,918,980

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

NBTY, Inc. 1	6,644	$ 173,143

		8,166,115

ENERGY 1.5%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	40,589	1,799,310
BJ Services Co.	19,606	993,436
Cooper Cameron Corp. 1	1,375	71,761
Diamond Offshore Drilling, Inc.	3,760	140,850
ENSCO International, Inc.	10,267	321,460
FMC Technologies, Inc.	8,190	269,042
Grant Prideco, Inc.	14,891	320,901
Halliburton Co.	53,633	2,217,725
National Oilwell, Inc. 1	6,712	242,974
Patterson-UTI Energy, Inc.	18,788	375,760
Pride International, Inc. 1	6,571	128,529
Rowan Companies, Inc. 1	6,536	169,282
Smith International, Inc.	12,720	770,450
Tidewater, Inc.	3,543	120,214
Varco International, Inc. 1	1,619	48,149

		7,989,843

Oil & Gas 0.3%
Burlington Resources, Inc. 1	5,704	264,723
Kinder Morgan, Inc.	1,865	129,245
Newfield Exploration Co. 1	3,697	232,356
Patina Oil & Gas Corp.	8,595	285,354
Pioneer Natural Resources Co.	3,055	107,536
Pogo Producing Co.	1,580	79,790
XTO Energy, Inc. 1	31,159	1,132,630

		2,231,634

FINANCIALS 9.1%
Capital Markets 1.3%
American Capital Strategies, Ltd.	3,462	110,576
Ameritrade Holding Corp.	28,748	400,460
Bank of New York Co., Inc. 1	12,601	414,699
Blackrock, Inc., Class A	2,236	166,716
Charles Schwab Corp.	107,080	1,154,322
E*TRADE Financial Corp. 1	25,427	352,418
Eaton Vance Corp.	8,288	397,410
Federated Investors, Inc., Class B	9,039	265,927
Franklin Resources, Inc.	2,297	150,752
Goldman Sachs Group, Inc. 1	2,552	267,348
Investors Financial Services Corp.	8,056	353,175
Legg Mason, Inc.	12,129	826,470
Mellon Financial Corp.	15,828	462,494
Morgan Stanley 1	17,011	863,308
Northern Trust Corp.	7,114	334,643
Nuveen Investments, Inc., Class A	1,623	57,941
SEI Investments Co.	7,795	304,862
State Street Corp.	19,893	886,432
T. Rowe Price Group, Inc.	13,261	784,521

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Wad dell & Reed Financial, Inc., Class A	10,054	$ 228,226

		8,782,700

Commercial Banks 0.8%
Commerce Bancorp, Inc.	8,412	525,498
Fifth Third Bancorp	49,702	2,502,993
North Fork Bancorp, Inc.	10,344	297,907
Synovus Financial Corp.	25,700	693,900
TCF Financial Corp.	15,174	469,028
U.S. Bancorp 1	20,324	602,200
UCBH Holdings, Inc.	5,502	249,461
Valley National Bancorp	710	19,859
Westcorp, Inc.	995	42,068

		5,402,914

Consumer Finance 2.2%
American Express Co. 1	137,496	7,659,902
Capital One Financial Corp.	21,035	1,652,930
First Marblehead Corp.	2,143	121,637
MBNA Corp.	101,453	2,694,592
MoneyGram International, Inc. 1	4,781	102,266
Providian Financial Corp. 1	9,864	158,317
SLM Corp.	53,488	2,736,981
WFS Financial, Inc. 1	367	17,076

		15,143,701

Diversified Financial Services 0.3%
CapitalSource, Inc.	7,838	181,841
Chicago Mercantile Exchange Holdings, Inc.	4,025	787,733
Instinet Group, Inc. 1	833	4,990
Moody's Corp.	15,305	1,235,879

		2,210,443

Insurance 2.6%
AFLAC, Inc.	55,901	2,102,996
AMBAC Financial Group, Inc.	3,157	256,759
American International Group, Inc. 1	187,042	11,849,111
Arthur J. Gallagher & Co.	10,444	320,108
Brown & Brown, Inc.	6,605	267,833
Genworth Financial, Inc., Class A	2,454	64,540
HCC Insurance Holdings, Inc.	2,075	68,765
Markel Corp. 1	457	147,154
Marsh & McLennan Co.	63,766	1,823,070
Progressive Corp.	4,159	378,427
Prudential Financial, Inc.	10,809	529,100
Transatlantic Holdings, Inc.	343	20,011
Unitrin, Inc.	2,423	115,432
W.R. Berkley Corp.	625	28,344

		17,971,650

Real Estate 0.3%
Catellus Development Corp. REIT	12,550	394,070
CBL & Associates Properties, Inc. REIT	1,141	83,624
Friedman, Billings, Ramsey Group, Inc., Class A REIT	9,464	180,952
General Growth Properties, Inc. REIT	3,319	113,875
Mills Corp. REIT	2,667	158,313

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Regency Centers Corp. REIT	4,309	$ 224,068
The St. Joe Co.	6,738	369,579
Ventas, Inc. REIT	5,612	152,085
Weingarten Realty Investors REIT	8,336	339,692

		2,016,258

Thrifts & Mortgage Finance 1.6%
Doral Financial Corp.	10,506	487,479
Fannie Mae	118,089	8,112,714
Freddie Mac	6,628	452,427
Fremont General Corp.	5,595	133,161
Golden West Financial Corp.	4,802	572,591
Hudson City Bancorp, Inc.	8,167	328,150
IndyMac Bancorp, Inc.	3,581	116,347
NewAlliance Bancshares, Inc.	10,934	164,338
Radian Group, Inc.	3,997	204,846
W Holding Co., Inc.	5,113	112,588

		10,684,641

HEALTH CARE 23.0%
Biotechnology 3.3%
Affymetrix, Inc.	7,363	249,974
Amgen, Inc. 1	157,887	9,479,535
Amylin Pharmaceuticals, Inc. 1	11,446	233,269
Biogen Idec, Inc. 1	39,290	2,305,537
Celgene Corp.	19,940	546,755
Cephalon, Inc.	6,835	324,867
Charles River Laboratories International, Inc.	7,338	343,051
Chiron Corp. 1	13,354	434,940
Eyetech Pharmaceuticals, Inc. 1	688	27,740
Gen-Probe, Inc.	5,994	239,161
Genentech, Inc. 1	54,044	2,607,623
Genzyme Corp. 1	27,602	1,545,988
Gilead Sciences, Inc. 1	52,232	1,799,915
ICOS Corp. 1	3,124	75,445
ImClone Systems, Inc. 1	8,126	343,080
Invitrogen Corp. 1	3,110	188,155
Martek Biosciences Corp. 1	3,165	123,024
MedImmune, Inc. 1	30,312	806,299
Millennium Pharmaceuticals, Inc. 1	19,904	251,188
Neurocrine Biosciences, Inc. 1	4,429	203,734
OSI Pharmaceuticals, Inc. 1	5,282	251,318
Protein Design Labs, Inc. 1	2,030	36,784

		22,417,382

Health Care Equipment & Supplies 4.5%
Bausch & Lomb, Inc.	4,065	239,347
Baxter International, Inc.	67,741	2,144,003
Beckman Coulter, Inc.	7,508	491,474
Becton Dickinson & Co.	30,863	1,690,675
Biomet, Inc.	31,002	1,484,066
Boston Scientific Corp. 1	80,593	2,805,442
C.R. Bard, Inc.	12,714	761,696
Cooper Companies, Inc. 1	3,948	274,505
Cytyc Corp.	13,469	361,508

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Dade Behring Holdings, Inc. 1	4,491	$ 241,122
DENTSPLY International, Inc.	9,814	516,315
Edwards Lifesciences Corp. 1	7,244	272,447
Fisher Scientific International, Inc. 1	13,282	750,964
Guidant Corp.	38,221	2,477,867
Hillenbrand Industries, Inc.	1,542	84,810
IDEXX Laboratories, Inc. 1	4,232	218,371
Inamed Corp. 1	4,322	231,875
Kinetic Concepts, Inc. 1	3,012	191,021
Medtronic, Inc. 1	147,712	7,097,562
Millipore Corp. 1	6,011	292,856
PerkinElmer, Inc.	8,046	171,621
ResMed, Inc. 1	4,120	206,247
Respironics, Inc. 1	4,244	235,033
St. Jude Medical, Inc. 1	42,932	1,637,427
Stryker Corp. 1	34,867	1,533,799
Thermo Electron Corp. 1	11,369	343,912
Varian Medical Systems, Inc.	16,668	701,389
Waters Corp. 1	14,564	679,556
Zimmer Holdings, Inc. 1	29,735	2,426,376

		30,563,286

Health Care Providers & Services 3.6%
Accredo Health, Inc.	5,908	159,930
Aetna, Inc. 1	5,719	677,759
AmerisourceBergen Corp.	3,695	217,783
Andrx Corp.	8,857	157,655
Anthem, Inc. 1	6,520	660,672
Cardinal Health, Inc.	52,445	2,741,825
Caremark Rx, Inc. 1	32,146	1,149,541
Community Health Systems 1	3,798	105,015
Covance, Inc.	7,650	301,869
Coventry Health Care, Inc.	10,801	536,054
DaVita, Inc.	12,100	401,962
Express Scripts, Inc.	8,072	580,861
HCA, Inc.	22,369	881,786
Health Management Associates, Inc.	26,271	580,326
Henry Schein, Inc. 1	4,816	313,907
IMS Health, Inc.	28,634	646,269
Laboratory Corporation of America 1	16,313	782,208
Lincare Holdings, Inc. 1	12,117	467,595
Manor Care, Inc.	8,741	301,127
McKesson Corp.	16,066	474,750
Medco Health Solutions, Inc. 1	14,368	541,961
Omnicare, Inc.	10,339	335,087
PacifiCare Health Systems, Inc., Class A 1	2,393	115,821
Patterson Companies, Inc. 1	14,918	609,549
Pharmaceutical Product Development, Inc. 1	5,830	245,501
Quest Diagnostics, Inc.	9,922	930,187
Renal Care Group, Inc. 1	8,138	270,995
Triad Hospitals, Inc. 1	3,345	122,728
UnitedHealth Group, Inc.	81,356	6,740,345
Universal Health Services, Inc., Class B	3,123	142,159
VCA Antech, Inc. 1	7,642	141,836
WebMD Corp. 1	22,931	166,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

WellChoice, Inc. 1	984	$ 48,206
Wellpoint Health Networks, Inc. 1	16,880	2,111,688

		24,661,207

Pharmaceuticals 11.6%
Abbott Laboratories, Inc. 1	190,053	7,974,624
Allergan, Inc.	16,005	1,176,368
American Pharmaceutical Partners, Inc.	2,330	69,271
Barr Pharmaceuticals, Inc. 1	10,744	419,553
Bristol-Myers Squibb Co.	69,657	1,636,940
Eli Lilly & Co.	118,777	6,334,377
Endo Pharmaceuticals Holdings, Inc. 1	5,717	117,084
Eon Labs, Inc.	3,419	92,176
Forest Laboratories, Inc. 1	44,817	1,746,518
IVAX Corp.	22,791	355,768
Johnson & Johnson Co.	361,737	21,819,976
Medicis Pharmaceutical Corp., Class A	6,832	251,349
Merck & Co., Inc. 1	120,765	3,383,835
MGI Pharma, Inc. 1	8,582	231,628
Mylan Laboratories, Inc. 1	32,678	593,432
Nektar Therapeutics 1	10,179	190,195
Pfizer, Inc. 1	929,814	25,820,935
Schering-Plough Corp.	179,352	3,201,433
Sepracor, Inc. 1	10,429	464,195
Watson Pharmaceuticals, Inc. 1	3,661	106,352
Wyeth 1	86,446	3,446,602

		79,432,611

INDUSTRIALS 9.0%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc. 1	2,988	196,820
Boeing Co.	89,897	4,815,782
General Dynamics Corp.	3,832	415,236
L-3 Communications Holdings, Inc. 1	5,903	439,301
Precision Castparts Corp.	4,205	272,652
Rockwell Collins, Inc.	21,608	861,295
United Defense Industries, Inc. 1	4,573	207,157
United Technologies Corp.	15,030	1,466,627

		8,674,870

Air Freight & Logistics 1.5%
C.H. Robinson Worldwide, Inc.	10,410	559,537
CNF Transportation, Inc.	1,758	82,187
Expeditors International of Washington, Inc.	12,825	683,060
FedEx Corp.	27,737	2,635,847
Ryder System, Inc.	3,706	198,790
United Parcel Service, Inc., Class B 1	69,636	5,859,869

		10,019,290

Airlines 0.2%
AMR Corp. 1	9,317	84,132
jetBlue Airways Corp.	11,067	265,719

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Southwest Airlines Co.	76,067	$ 1,196,534

		1,546,385

Building Products 0.1%
American Standard Companies, Inc. 1	22,668	882,692

Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc. 1	14,510	131,896
Apollo Group, Inc., Class A 1	18,677	1,488,557
ARAMARK Corp., Class B	12,375	323,730
Avery Dennison Corp.	13,461	789,622
Brinks Co.	6,549	252,857
Career Education Corp.	12,340	480,026
Cendant Corp. 1	28,959	656,500
ChoicePoint, Inc.	10,772	472,352
Cintas Corp.	15,207	680,057
Copart, Inc.	8,050	173,880
Corinthian Colleges, Inc.	10,990	191,501
Corporate Executive Board Co.	4,755	318,965
DeVry, Inc.	7,245	122,151
Dun & Bradstreet Corp.	8,666	514,414
Education Management Corp.	8,914	295,410
Equifax, Inc.	10,685	295,120
H&R Block, Inc.	20,092	958,388
Herman Miller, Inc.	8,772	215,467
HNI Corp.	7,084	300,291
ITT Educational Services, Inc.	5,571	265,904
Laureate Education, Inc. 1	3,507	138,141
Manpower, Inc.	5,246	253,749
Monster Worldwide, Inc.	12,296	346,624
Pitney Bowes, Inc.	15,603	682,943
Robert Half International, Inc.	18,003	486,621
ServiceMaster Co.	20,741	273,159
Stericycle, Inc. 1	5,292	221,153
Viad Corp.	1,195	28,668
Waste Management, Inc.	55,885	1,665,932
West Corp. 1	1,916	66,370

		13,090,448

Construction & Engineering 0.1%
Fluor Corp.	3,956	205,316
Jacobs Engineering Group, Inc. 1	5,444	250,261

		455,577

Electrical Equipment 0.3%
American Power Conversion Corp.	11,436	241,757
Ametek, Inc.	5,820	190,197
Emerson Electric Co.	10,487	700,741
Rockwell Automation, Inc.	14,769	698,574
Roper Industries, Inc.	3,969	244,292

		2,075,561

Industrial Conglomerates 1.9%
3M Co.	95,304	7,585,246

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

General Electric Co. 1	149,187	$ 5,275,252

		12,860,498

Machinery 1.6%
Briggs & Stratton Corp.	4,800	188,256
Caterpillar, Inc.	31,830	2,914,036
Danaher Corp.	28,859	1,641,500
Deere & Co. 1	12,801	918,216
Donaldson Co., Inc.	9,370	290,470
Dover Corp.	19,962	807,463
Graco, Inc.	8,458	309,732
Harsco Corp.	1,717	91,259
Illinois Tool Works, Inc.	30,497	2,873,732
ITT Industries, Inc.	4,153	353,503
Navistar International Corp. 1	4,084	168,057
Oshkosh Truck Corp.	3,844	241,480
Pall Corp.	1,318	35,705
SPX Corp.	565	23,227
Timken Co.	4,187	108,862

		10,965,498

Road & Rail 0.0%
J.B. Hunt Transport Services, Inc.	6,962	279,872
SIRVA, Inc. 1	2,464	49,034

		328,906

Trading Companies & Distributors 0.1%
Fastenal Co. 1	7,424	454,052
Hughes Supply, Inc.	3,224	106,005
MSC Industrial Direct Co., Inc., Class A	3,938	140,272
W.W. Grainger, Inc.	748	46,271

		746,600

INFORMATION TECHNOLOGY 26.9%
Communications Equipment 5.3%
ADC Telecommunications, Inc. 1	69,154	162,512
ADTRAN, Inc.	7,748	173,633
Advanced Fibre Communications, Inc. 1	3,731	61,002
Andrew Corp. 1	8,535	121,197
Avaya, Inc. 1	47,903	786,567
Avocent Corp. 1	5,163	195,833
CIENA Corp. 1	5,811	14,818
Cisco Systems, Inc. 1	823,917	15,415,487
Comverse Technology, Inc. 1	13,199	280,743
Corning, Inc. 1	140,957	1,773,239
Foundry Networks, Inc. 1	9,585	127,960
Harris Corp.	5,344	353,719
JDS Uniphase Corp. 1	167,908	532,268
Juniper Networks, Inc. 1	64,576	1,777,777
Motorola, Inc. 1	285,650	5,501,619
Plantronics, Inc.	5,802	238,984
Polycom, Inc. 1	7,863	179,591
QLogic Corp. 1	9,701	333,618
QUALCOMM, Inc. 1	197,452	8,217,952
Tellabs, Inc. 1	20,824	178,045

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

UTStarcom, Inc. 1	9,642	$ 188,405

		36,614,969

Computers & Peripherals 4.9%
Apple Computer, Inc. 1	23,294	1,561,863
Avid Technology, Inc.	3,851	219,777
Dell, Inc. 1	308,494	12,500,177
EMC Corp.	235,331	3,158,142
International Business Machines Corp. 1	136,571	12,870,451
Lexmark International, Inc., Class A 1	15,833	1,344,222
Maxtor Corp. 1	12,597	48,120
NCR Corp. 1	9,141	545,992
Network Appliance, Inc. 1	37,773	1,139,234
SanDisk Corp. 1	16,411	370,560
Storage Technology Corp. 1	2,846	82,932
Western Digital Corp. 1	7,063	69,005

		33,910,475

Electronic Equipment & Instruments 0.8%
Agilent Technologies, Inc. 1	53,427	1,222,944
Amphenol Corp., Class A	8,272	290,430
AVX Corp.	2,353	29,624
CDW Corp.	7,848	515,771
FLIR Systems, Inc.	4,097	230,866
Ingram Micro, Inc., Class A 1	1,839	35,382
Jabil Circuit, Inc. 1	19,860	497,692
Mettler-Toledo International, Inc. 1	3,059	157,845
Molex, Inc.	13,840	381,569
National Instruments Corp.	6,542	187,101
Sanmina-SCI Corp. 1	32,182	284,167
Solectron Corp. 1	113,893	711,831
Symbol Technologies, Inc.	28,575	433,197
Tektronix, Inc.	9,349	293,278
Vishay Intertechnology, Inc. 1	3,425	50,039

		5,321,736

Internet Software & Services 1.0%
Akamai Technologies, Inc.	13,004	168,402
Ask Jeeves, Inc.	7,019	181,371
Google, Inc.	2,189	400,587
VeriSign, Inc. 1	20,941	688,959
Yahoo!, Inc. 1	139,489	5,247,576

		6,686,895

IT Services 2.0%
Acxiom Corp.	9,215	233,047
Affiliated Computer Services, Inc., Class A 1	10,396	615,235
Alliance Data Systems Corp.	5,457	234,105
Automatic Data Processing, Inc.	61,950	2,820,583
BearingPoint, Inc. 1	3,017	26,248
Ceridian Corp. 1	11,624	219,810
Certegy, Inc.	7,751	266,634
CheckFree Corp. 1	6,430	238,231
Cognizant Technology Solutions Corp., Class A 1	15,797	602,340
DST Systems, Inc.	9,114	444,307
First Data Corp.	106,315	4,368,483

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Fiserv, Inc. 1	23,756	$914,844
Global Payments, Inc.	3,404	187,765
Hewitt Associates, Inc.	4,925	148,489
Iron Mountain, Inc.	13,344	402,055
Paychex, Inc.	40,268	1,335,287
SunGard Data Systems, Inc. 1	30,933	820,034
Total Systems Services, Inc.	4,533	116,997
Unisys Corp. 1	2,112	24,267

		14,018,761

Office Electronics 0.1%
Xerox Corp. 1	8,874	135,950
Zebra Technologies Corp., Class A 1	6,996	351,759

		487,709

Semiconductors & Semiconductor Equipment 6.2%
Advanced Micro Devices, Inc. 1	23,137	492,355
Agere Systems, Inc., Class B	208,924	284,137
Altera Corp.	45,616	1,034,571
Amkor Technology, Inc.	11,791	64,851
Analog Devices, Inc.	45,800	1,692,310
Applied Materials, Inc. 1	205,425	3,418,272
Applied Micro Circuits Corp. 1	18,137	66,744
Atmel Corp.	50,560	179,488
Broadcom Corp., Class A 1	30,275	984,543
Conexant Systems, Inc. 1	31,165	62,018
Cree, Inc.	9,043	323,559
Cypress Semiconductor Corp.	15,035	148,095
Fairchild Semiconductor International, Class A 1	8,033	122,905
Freescale Semiconductor, Inc.	12,958	228,838
Integrated Circuit System, Inc. 1	8,844	209,072
Intel Corp. 1	788,154	17,615,242
International Rectifier Corp. 1	6,660	281,984
Intersil Holding Corp., Class A	9,378	150,986
KLA-Tencor Corp. 1	23,954	1,079,367
Lam Research Corp.	16,330	424,743
Linear Technology Corp.	37,704	1,438,785
LSI Logic Corp. 1	21,092	111,577
Maxim Integrated Products, Inc.	39,266	1,608,335
MEMC Electronic Materials, Inc. 1	9,266	98,498
Microchip Technology, Inc.	25,358	714,588
Micron Technology, Inc. 1	33,113	366,892
National Semiconductor Corp.	43,717	675,865
Novellus Systems, Inc. 1	13,495	363,555
NVIDIA Corp. 1	20,219	386,789
PMC-Sierra, Inc. 1	21,521	237,592
Rambus, Inc. 1	10,568	244,227
Semtech Corp.	9,057	185,397
Silicon Laboratories, Inc. 1	4,489	135,298
Teradyne, Inc. 1	23,637	403,247
Texas Instruments, Inc. 1	210,942	5,100,578
Xilinx, Inc.	42,010	1,311,552

		42,246,855

Software 6.6%
Activision, Inc. 1	13,625	214,185

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Adobe Systems, Inc.	29,091	$1,761,751
Autodesk, Inc.	14,318	936,540
BEA Systems, Inc.	44,535	359,843
BMC Software, Inc. 1	7,983	148,324
Cadence Design Systems, Inc. 1	18,687	256,759
Citrix Systems, Inc. 1	20,741	489,695
Computer Associates International, Inc.	56,803	1,734,196
Electronic Arts, Inc.	36,423	1,781,085
Fair, Issac & Co., Inc.	7,333	243,309
Intuit, Inc. 1	21,494	899,309
Jack Henry & Associates, Inc.	8,317	160,352
Macromedia, Inc. 1	8,420	240,223
McAfee, Inc. 1	15,895	459,365
Mercury Interactive Corp. 1	11,235	512,428
Microsoft Corp. 1	893,341	23,950,472
NAVTEQ Corp.	3,688	159,137
Novell, Inc.	46,774	285,321
Oracle Corp. 1	411,892	5,214,553
PeopleSoft, Inc. 1	5,155	121,710
Red Hat, Inc. 1	19,722	285,575
Reynolds & Reynolds Co., Class A	7,090	168,246
Siebel Systems, Inc. 1	40,177	404,984
Symantec Corp. 1	37,925	2,419,994
Synopsys, Inc.	18,864	332,572
TIBCO Software, Inc. 1	20,665	237,647
Veritas Software Corp. 1	52,102	1,141,034

		44,918,609

MATERIALS 1.3%
Chemicals 0.3%
Dow Chemical Co. 1	7,301	368,481
Ecolab, Inc.	22,450	785,301
International Flavors & Fragrances, Inc.	8,573	347,206
Praxair, Inc.	11,405	512,085
Scotts Co., Class A 1	572	39,211
Sigma-Aldrich Corp.	1,963	117,250

		2,169,534

Construction Materials 0.0%
Florida Rock Industries, Inc.	964	54,273

Containers & Packaging 0.2%
Ball Corp.	6,896	308,458
Pactiv Corp. 1	12,599	313,085
Sealed Air Corp. 1	8,621	443,206

		1,064,749

Metals & Mining 0.8%
Alcoa, Inc.	68,544	2,329,125
Arch Coal, Inc.	2,862	109,328
Consol Energy, Inc.	6,857	292,794
Freeport-McMoRan Copper & Gold, Inc., Class B 1	18,748	733,609
International Steel Group, Inc.	147	5,929
Newmont Mining Corp.	31,472	1,490,199
Nucor Corp.	9,522	503,714
Southern Peru Copper Corp.	911	43,291

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Worthington Industries, Inc.	6,628	$ 142,568

		5,650,557

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.2%
IDT Corp. 1	7,210	110,818
Level 3 Communications, Inc. 1	82,750	285,487
Sprint Corp.	38,410	876,132

		1,272,437

Wireless Telecommunication Services 0.7%
Crown Castle International Corp. 1	11,776	198,779
Nextel Communications, Inc., Class A 1	125,092	3,560,118
Nextel Partners, Inc., Class A	14,937	270,210
NII Holdings, Inc., Class B 1	6,939	300,181
SpectraSite, Inc. 1	4,765	276,180
Telephone & Data Systems, Inc.	2,635	204,213
United States Cellular Corp.	901	39,869
Western Wireless Corp., Class A 1	10,046	271,242

		5,120,792

UTILITIES 0.2%
Electric Utilities 0.0%
Allegheny Energy, Inc. 1	2,909	55,678

Multi-Utilities & Unregulated Power 0.2%
AES Corp.	77,642	950,338

Total Common Stocks (cost $556,194,889)		672,987,757

EXCHANGE TRADED FUND 1.1%
iShares Russell 1000 Growth Index Fund (cost $ 6,563,603)	151,329	7,207,800

SHORT-TERM INVESTMENTS 0.0%

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills, 2.03%, 10/02/2005 2, 3	$160,000	159,360

	Shares	Value
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund 4	128,208	128,208

Total Short-Term Investments (cost $287,568)		287,568

Total Investments (cost $563,046,060) 99.5%		680,483,125
Other Assets and Liabilities 0.5%		3,473,729

Net Assets 100.0%		$683,956,854

1 Non-income producing security
2 All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
3 Rate shown represents the yield to maturity at date of purchase.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

4 Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money marketfund.

Summary of Abbreviations
REIT Real Estate Investment Trust

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

The following table shows the percent of total long-term investments by sector as of November 30, 2004:

Information Technology	27.1%
Health Care	23.1%
Consumer Discretionary	14.4%
Consumer Staples	12.2%
Financials	9.1%
Industrials	9.1%
Energy	1.5%
Materials	1.3%
Telecommunication Services	0.9%
Utilities	0.2%
Other	1.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $563,046,060)	$680,483,125
Cash	968
Dividends receivable	3,505,115
Receivable from investment advisor	2,241
Prepaid expenses and other assets	125

Total assets	683,991,574

Liabilities
Payable for daily variation margin on open futures contracts	4,750
Due to related parties	2,200
Accrued expenses and other liabilities	27,770

Total liabilities	34,720

Net assets	$683,956,854

Net assets represented by
Paid-in capital	$537,931,926
Undistributed net investment income	12,626,432
Accumulated net realized gains on securities	15,987,801
Net unrealized gains on securities and futures contracts	117,410,695

Total net assets	$683,956,854

Shares outstanding – Class I	53,143,474

Net asset value per share – Class I	$12.87

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (unaudited)

Investment income
Dividends (net of withholding taxes of $587)	$6,254,324

Expenses
Advisory fee	1,060,809
Administrative services fee	331,362
Transfer agent fees	33
Trustees' fees and expenses	4,959
Printing and postage expenses	3,492
Custodian and accounting fees	80,224
Registration and filing fees	805
Professional fees	11,128
Other	38,778

Total expenses	1,531,590
Less: Expense reductions	(1,516)
Fee waivers and expense reimbursements	(1,448,856)

Net expenses	81,218

Net investment income	6,173,106

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains on securities	11,991,967
Net change in unrealized gains or losses on securities and futures contracts	(12,768,645)

Net realized and unrealized gains or losses on securities and futures contracts	(776,678)

Net increase in net assets resulting from operations	$5,396,428

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2004		Year Ended
	(unaudited)		May 31, 2004

Operations
Net investment income		$6,173,106		$6,465,769
Net realized gains on
securities		11,991,967		4,445,610
Net change in unrealized
gains or losses on securities
and futures contracts		(12,768,645)		88,104,056

Net increase in net assets
resulting from operations		5,396,428		99,015,435

Distributions to shareholders from
net investment income		0		(2,155,840)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	0	0	4,205,214	50,000,000
Net asset value of shares
issued in reinvestment of
distributions	0	0	174,420	2,155,840

Net increase in net assets
resulting from capital share
transactions		0		52,155,840

Total increase in net assets		5,396,428		149,015,435
Net assets
Beginning of period		678,560,426		529,544,991

End of period		$683,956,854		$678,560,426

Undistributed net investment
income		$12,626,432		$6,453,326

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Evergreen Market Index Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

Notes to Financial Statements (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2004, EIMC waived its fee in the amount of $1,060,809 and reimbursed expenses in the amount of $388,047 which combined represents 0.44% of the Fund's average daily net assets (on an annualized basis). As of November 30, 2004, the Fund had $5,029,958 in advisory fee waivers and expense reimbursements subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $99,041,533 and $93,582,713, respectively, for the six months ended November 30, 2004.

At November 30, 2004, the Fund had open futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	November 30, 2004	Loss

December	10 E – mini S&P 500	$2,961,620	$2,935,250	$26,370
2004

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $563,178,270. The gross unrealized appreciation and depreciation on securities based on tax cost was $136,246,464 and $18,941,609, respectively, with a net unrealized appreciation of $117,304,855.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2004, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

Notes to Financial Statements (unaudited) continued

7. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2004, the Fund had no borrowings under this agreement.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Notes to Financial Statements (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

12. SUBSEQUENT DISTRIBUTIONS

On December 7, 2004, the Fund declared distributions from capital gains to shareholders of record on December 6, 2004. The per share amounts payable on December 8, 2004 were $0.0705 from short-term capital gains and $0.0075 from long-term capital gains.

On December 16, 2004, the Fund declared a distribution from net investment income to shareholders of record on December 15, 2004. The per share amount payable on December 17, 2004 was $0.1206.

These distributions are not reflected in the accompanying financial statements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership** — With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence** — We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience** — Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment** — We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

564622 rv2 1/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564622 rv2 1/2005

Evergreen Market Index Value Fund

Evergreen

MARKET INDEX VALUE FUND

Semiannual Report
as of November 30, 2004

Evergreen Investments
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2004

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Market Index Value Fund, which covers the six-month period ended November 30, 2004.

In planning for the investment period, our equity portfolio teams attempted to prepare for a variety of developments, including those fundamental and geopolitical in nature. From the fundamental perspective, moderating growth in Gross Domestic Product (GDP) and corporate profits combined with higher oil prices and tighter monetary policy to dominate our decision-making process. Yet fundamentals do not always rule the day, and geopolitical concerns and the presidential election added to market uncertainty. Indeed, the bulk of the investment period was characterized by light volume and low sentiment. Throughout it all, though, we based our investment decisions on the solid fundamentals supporting growth in GDP and corporate profits, which only began to move the market once oil prices declined from their peak and the outcome of the presidential election was quickly determined.

After a weaker than expected GDP report for the second fiscal quarter, the data suggested gradual improvement for the U.S. economy. At times, though, reports on the economy sent conflicting signals to the markets. We maintained that this phenomenon was characteristic of the economy's transition from recovery to the expansion phase of the economic cycle. During recovery, GDP typically surges from the previous recession's period of weakness. As the recovery matures into expansion, however, the rates of growth appear less spectacular, and the percentage growth comparisons from prior quarters become more difficult to maintain. Therefore, we focused on more moderate, but still solid, levels of personal consumption and capital investment to drive economic growth going forward. Indeed, after the second quarter's disappointment, third quarter GDP expanded in the range of 4%.

Despite the more moderate levels of GDP growth, the Federal Reserve maintained its policy of a "measured" removal of policy accommodation. After more than three years of stimulative policy, central bankers began to remove the excess stimulus that propelled the economy away from recession, September 11th, and the corporate accounting scandals. With inflation-adjusted interest rates still negative, though, we viewed the new policy stance from the Federal Reserve as one of less stimulation, rather than more restriction, and made investment decisions accordingly.

Higher oil prices also affected market performance as the inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team's analysis indicated that the supply and demand characteristics warranted fair value for oil in the range of $30-$35 per barrel. As clarity emerged on the geopolitical front, and as inventory levels improved, the speculative fervor driving oil prices higher diminished in mid-October, bringing prices back to the low $40's, which consequently helped drive equity prices higher.

Similar to the moderation in the rate of growth in GDP, corporate profits were also experiencing a slowdown of their own. After climbing in excess of 25% during the first half of the calendar year, operating profits for companies in the S&P 500 Index were projected to expand by approximately 15% for the balance of 2004. Considering that this pace was still twice that of historical averages, it was our strong expectation that this development was a result of the maturation of the profit cycle, rather than a predictor of recession. As a result, our portfolio teams employed a balanced approach within equities, emphasizing both investment style and market capitalization. In addition, the improving trends for dividends and the attractiveness of international investing were also considered in appropriate portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE
as of November 30, 2004

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	10.96%
Average annual return
1-year	19.64%
Since portfolio inception	20.47%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

"Russell 1000 Value Index" is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2004	11/30/2004	Period*

Actual
Class I	$1,000.00	$1,109.60	$0.16
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
	(unaudited)	2004	2003 (a)

Net asset value, beginning of period	$13.23	$11.14	$10.00

Income from investment operations
Net investment income	0.18	0.28	0.15
Net realized and unrealized gains or losses on
securities and futures contracts	1.27	1.91	1.03

Total from investment operations	1.45	2.19	1.18

Distributions to shareholders from
Net investment income	0	(0.10)	(0.04)

Net asset value, end of period	$14.68	$13.23	$11.14

Total return	10.96%	19.73%	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$786,373	$708,489	$544,427
Ratios to average net assets
Expenses ‡	0.03%†	0.02%	0.02%†
Net investment income	2.63% †	2.41%	2.67%†
Portfolio turnover rate	15%	10%	5%

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
† Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.4%
American Axle & Manufacturing Holdings, Inc.	5,350	$ 156,006
Autoliv, Inc.	12,008	561,254
BorgWarner, Inc.	5,349	267,771
Dana Corp.	18,876	308,622
Delphi Corp.	60,613	545,517
Johnson Controls, Inc.	18,124	1,112,814
Lear Corp.	8,732	506,456
TRW Automotive Holdings Corp. 1	3,057	64,747

		3,523,187

Automobiles 0.7%
Ford Motor Co.	222,856	3,160,098
General Motors Corp.	58,643	2,263,034

		5,423,132

Distributors 0.1%
Genuine Parts Co.	22,095	959,144

Hotels, Restaurants & Leisure 1.1%
Brinker International, Inc. 1	1,035	35,325
Caesars Entertainment, Inc. 1	38,940	732,072
Darden Restaurants, Inc.	11,419	311,282
Harrah's Entertainment, Inc.	6,473	397,442
Hilton Hotels Corp.	7,041	145,467
International Speedway Corp., Class A	488	23,858
Marriott International, Inc., Class A	2,901	164,922
McDonald's Corp.	159,521	4,903,676
MGM Mirage 1	6,068	353,764
Outback Steakhouse, Inc.	874	37,844
Starwood Hotels & Resorts Worldwide, Inc., Class B	16,806	878,786
Wendy's International, Inc.	12,614	449,941

		8,434,379

Household Durables 0.8%
Black & Decker Corp.	1,274	107,131
Centex Corp.	8,078	423,853
D.R. Horton, Inc.	13,371	470,793
Fortune Brands, Inc.	1,111	87,191
Hovnanian Enterprises, Inc., Class A 1	972	39,142
KB Home	4,224	371,247
Leggett & Platt, Inc.	15,149	452,198
Lennar Corp., Class A	9,699	435,776
M.D.C Holdings, Inc.	1,276	96,593
Maytag Corp.	4,489	90,229
Mohawk Industries, Inc. 1	3,151	276,343
Newell Rubbermaid, Inc.	32,231	743,891
Pulte Homes, Inc.	7,793	430,641
Ryland Group, Inc.	2,577	261,179
Snap-on, Inc.	7,364	232,776
Standard Pacific Corp.	4,078	228,409
Stanley Works	8,916	416,912

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Toll Brothers, Inc. 1	3,495	$ 179,573
Whirlpool Corp.	8,738	564,038

		5,907,915

Internet & Catalog Retail 0.1%
InterActiveCorp 1	22,355	551,945

Leisure Equipment & Products 0.3%
Brunswick Corp.	5,027	245,418
Eastman Kodak Co.	36,303	1,187,471
Hasbro, Inc.	19,638	373,711
Mattel, Inc.	30,068	569,789

		2,376,389

Media 5.0%
Belo Corp.	4,990	125,848
Cablevision Systems Corp., Class A 1	2,966	63,324
Citadel Broadcasting Corp. 1	3,568	55,019
Clear Channel Communications, Inc.	37,714	1,270,208
Comcast Corp., Class A 1	271,254	8,148,470
Cox Communications, Inc., Class A 1	11,367	394,094
Cox Radio, Inc., Class A 1	2,758	43,852
Dex Media, Inc.	2,412	56,996
DIRECTV Group, Inc. 1	9,012	144,102
Entercom Communications Corp. 1	2,358	84,935
Fox Entertainment Group, Inc., Class A 1	17,983	528,700
Gannett Co., Inc.	34,515	2,847,142
Gemstar-TV Guide International, Inc. 1	19,130	104,259
Harte-Hanks, Inc.	903	23,315
Hearst-Argyle Television, Inc.	3,901	100,256
Interpublic Group of Companies, Inc. 1	17,245	214,010
Knight Ridder, Inc.	8,274	563,377
Lamar Advertising Co., Class A 1	2,167	85,466
Lee Enterprises, Inc.	5,697	271,633
Liberty Media Corp., Class A 1	178,019	1,838,936
Liberty Media International, Inc., Class A 1	6,133	264,087
McClatchy Co., Class A	2,407	168,731
Media General, Inc., Class A	1,565	97,343
Metro-Goldwyn-Mayer Studios, Inc.	5,148	60,952
New York Times Co., Class A	1,695	69,495
NTL, Inc. 1	8,734	607,712
Omnicom Group, Inc. 1	3,616	292,896
Radio One, Inc., Class D 1	5,339	74,479
Regal Entertainment Group, Class A	4,535	94,464
Sirius Satellite Radio, Inc. 1	156,522	1,039,306
Time Warner, Inc. 1	451,129	7,989,495
Tribune Co.	31,501	1,366,198
UnitedGlobalCom, Inc., Class A 1	9,462	78,818
Univision Communications, Inc., Class A 1	11,608	349,401
Viacom, Inc., Class B	141,700	4,916,990

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Walt Disney Co.	182,736	$ 4,911,944

		39,346,253

Multi-line Retail 0.8%
Big Lots, Inc. 1	8,729	101,256
Dillards, Inc., Class A	7,604	191,469
Federated Department Stores, Inc.	22,881	1,253,879
J.C. Penney Co., Inc.	30,860	1,191,196
Kmart Holding Corp. 1	5,983	615,232
May Department Stores Co.	36,736	1,033,016
Neiman Marcus Group, Inc., Class A	5,439	355,221
Nordstrom, Inc.	4,478	195,912
Saks, Inc. 1	16,058	223,367
Sears, Roebuck & Co.	26,952	1,402,313

		6,562,861

Specialty Retail 0.8%
American Eagle Outfitters, Inc.	556	23,224
AnnTaylor Stores Corp. 1	2,783	61,059
AutoNation, Inc. 1	22,284	412,700
Barnes & Noble, Inc. 1	6,108	165,405
Blockbuster, Inc., Class A	16,148	136,935
Borders Group, Inc.	9,826	223,836
Cabela's, Inc.	420	9,009
Circuit City Stores, Inc.	20,823	324,630
Claire's Stores, Inc.	914	18,600
Foot Locker, Inc.	11,436	297,107
Home Depot, Inc. 1	23,569	984,006
Limited Brands, Inc.	49,580	1,211,735
Office Depot, Inc. 1	39,629	649,916
OfficeMax, Inc.	11,103	336,088
Pier 1 Imports, Inc.	6,038	110,133
Regis Corp.	3,241	144,711
Rent-A-Center, Inc. 1	2,729	69,562
Sherwin-Williams Co.	13,794	615,212
Toys "R" Us, Inc. 1	27,088	523,882

		6,317,750

Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co. 1	163	9,275
Jones Apparel Group, Inc.	15,975	567,592
Liz Claiborne, Inc. 1	14,052	577,116
Polo Ralph Lauren Corp., Class A	4,562	179,697
Reebok International, Ltd.	5,729	222,743
VF Corp.	10,716	578,557

		2,134,980

CONSUMER STAPLES 6.1%
Beverages 0.5%
Adolph Coors Co., Class B	3,348	250,765
Anheuser-Busch Companies, Inc.	9,270	464,334
Brown-Forman Corp., Class B	3,412	163,844
Coca-Cola Co.	28,587	1,123,755

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Coca-Cola Enterprises, Inc.	29,711	$ 617,989
Constellation Brands, Inc. Class A 1	11,583	517,760
Pepsi Bottling Group, Inc.	1,873	52,482
PepsiAmericas, Inc.	9,008	190,159
PepsiCo, Inc. 1	11,459	571,919

		3,953,007

Food & Staples Retailing 1.2%
Albertsons, Inc.	46,587	1,178,651
BJ's Wholesale Club, Inc. 1	8,850	262,757
Costco Wholesale Corp.	54,533	2,650,304
CVS Corp.	44,587	2,022,912
Kroger Co. 1	93,397	1,511,163
Rite Aid Corp. 1	5,671	20,813
Safeway, Inc. 1	56,530	1,089,898
SUPERVALU, Inc.	17,141	541,484

		9,277,982

Food Products 1.5%
Archer-Daniels-Midland Co.	73,766	1,563,839
Campbell Soup Co.	14,634	417,508
ConAgra Foods, Inc.	66,930	1,810,457
Dean Foods Co. 1	19,900	630,233
Del Monte Foods Co. 1	23,150	251,178
General Mills, Inc. 1	36,717	1,670,256
H.J. Heinz Co.	21,764	808,750
Hershey Foods Corp.	4,821	249,728
Hormel Foods Corp.	9,433	288,744
J.M. Smucker Co.	7,268	330,549
Kellogg Co.	13,162	575,179
Kraft Foods, Inc., Class A	33,782	1,155,344
McCormick & Co., Inc. 1	4,267	155,532
Pilgrim's Pride Corp.	1,914	64,119
Sara Lee Corp.	51,455	1,208,163
Smithfield Foods, Inc. 1	10,751	312,317
Tootsie Roll Industries, Inc.	3,130	97,187
Tyson Foods, Inc., Class A	27,706	454,101
Wm. Wrigley Jr. Co.	1,213	83,454

		12,126,638

Household Products 0.6%
Clorox Co.	5,539	305,310
Colgate-Palmolive Co.	11,322	520,699
Energizer Holdings, Inc. 1	5,879	274,549
Kimberly-Clark Corp. 1	36,830	2,342,756
Procter & Gamble Co. 1	28,653	1,532,363

		4,975,677

Personal Products 0.1%
Alberto-Culver Co.	1,391	64,403

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Gillette Co.	9,533	$ 414,590

		478,993

Tobacco 2.2%
Altria Group, Inc. 1	259,761	14,933,660
Loews Corp. - Carolina Group	7,336	215,679
Reynolds American, Inc.	18,999	1,436,894
UST, Inc.	20,965	923,089

		17,509,322

ENERGY 12.0%
Energy Equipment & Services 0.2%
Cooper Cameron Corp. 1	5,375	280,521
Diamond Offshore Drilling, Inc.	3,593	134,594
ENSCO International, Inc.	8,454	264,695
National Oilwell, Inc. 1	3,890	140,818
Patterson-UTI Energy, Inc.	1,538	30,760
Pride International, Inc. 1	7,429	145,311
Rowan Companies, Inc. 1	6,606	171,095
Tidewater, Inc.	4,006	135,924
Varco International, Inc. 1	10,603	315,333

		1,619,051

Oil & Gas 11.8%
Amerada Hess Corp.	9,806	871,263
Anadarko Petroleum Corp.	31,903	2,220,449
Apache Corp. 1	41,195	2,227,002
Ashland, Inc.	8,914	527,263
Burlington Resources, Inc. 1	44,321	2,056,938
Chesapeake Energy Corp.	33,893	610,074
ChevronTexaco Corp. 1	271,072	14,800,531
ConocoPhillips	86,870	7,904,301
Devon Energy Corp.	60,732	2,515,519
El Paso Corp.	81,190	847,624
EOG Resources, Inc.	14,764	1,108,333
ExxonMobil Corp. 1	828,383	42,454,629
Kerr-McGee Corp.	16,751	1,042,415
Kinder Morgan, Inc.	10,178	705,335
Marathon Oil Corp.	43,752	1,725,579
Murphy Oil Corp.	10,357	883,556
Newfield Exploration Co. 1	4,048	254,417
Noble Energy, Inc.	7,352	468,984
Occidental Petroleum Corp.	49,549	2,983,345
Pioneer Natural Resources Co.	15,213	535,498
Pogo Producing Co.	6,448	325,624
Premcor, Inc. 1	4,923	219,320
Sunoco, Inc.	9,572	790,264
Unocal Corp.	33,382	1,536,907
Valero Energy Corp.	32,610	1,525,822
Western Gas Resources, Inc.	6,725	208,475

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Williams Companies, Inc.	65,843	$ 1,097,603

		92,447,070

FINANCIALS 31.9%
Capital Markets 3.9%
A.G. Edwards, Inc.	10,128	396,005
Allied Capital Corp.	16,309	450,455
American Capital Strategies, Ltd.	6,683	213,455
Bank of New York Co., Inc. 1	85,387	2,810,086
Bear Stearns Companies, Inc.	13,291	1,296,936
Charles Schwab Corp.	14,891	160,525
E*TRADE Financial Corp. 1	19,857	275,218
Federated Investors, Inc., Class B	1,079	31,744
Franklin Resources, Inc.	17,846	1,171,233
Goldman Sachs Group, Inc. 1	38,790	4,063,640
Janus Capital Group, Inc.	30,318	501,763
Jefferies Group, Inc.	6,431	261,227
Lehman Brothers Holdings, Inc.	35,073	2,938,416
Mellon Financial Corp.	37,315	1,090,344
Merrill Lynch & Co., Inc. 1	121,358	6,760,854
Morgan Stanley 1	121,548	6,168,561
Northern Trust Corp.	17,338	815,580
Nuveen Investments, Inc., Class A	790	28,203
Raymond James Financial, Inc.	7,791	230,458
State Street Corp.	21,870	974,527

		30,639,230

Commercial Banks 11.0%
AmSouth Bancorp	44,617	1,156,919
Associated Banc-Corp.	16,123	535,767
Bank of America Corp. 1	516,482	23,897,622
Bank of Hawaii Corp.	6,750	327,713
Banknorth Group, Inc.	21,821	784,901
BB&T Corp.	70,258	2,982,452
BOK Financial Corp. 1	2,248	109,702
City National Corp.	5,185	354,654
Colonial BancGroup, Inc.	16,918	359,169
Comerica, Inc.	21,943	1,349,495
Commerce Bancshares, Inc.	7,744	378,747
Compass Bancshares, Inc.	15,508	722,052
Cullen/Frost Bankers, Inc.	6,503	311,559
Fifth Third Bancorp	9,189	462,758
First Horizon National Corp.	15,704	686,265
FirstMerit Corp.	10,742	294,009
Fulton Financial Corp.	15,483	346,819
Hibernia Corp., Class A	19,653	568,365
Hudson United Bancorp	5,684	231,055
Huntington Bancshares, Inc.	29,058	704,947
International Bancshares Corp.	4,464	176,551
KeyCorp	51,974	1,730,214
M&T Bank Corp.	9,564	1,008,141

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Marshall & Ilsley Corp.	28,137	$ 1,173,032
Mercantile Bankshares Corp.	10,006	515,309
National City Corp.	75,263	2,790,752
North Fork Bancorp, Inc.	43,925	1,265,026
PNC Financial Services Group, Inc.	35,723	1,943,331
Popular, Inc.	33,714	893,421
Regions Financial Corp.	58,391	2,043,101
Sky Financial Group, Inc.	13,093	379,173
South Financial Group, Inc.	8,948	283,517
SunTrust Banks, Inc.	41,564	2,963,513
Synovus Financial Corp.	11,890	321,030
TCF Financial Corp.	2,090	64,602
U.S. Bancorp 1	218,944	6,487,311
UnionBanCal Corp.	7,084	438,004
Valley National Bancorp	11,766	329,095
Wachovia Corp. 2	203,708	10,541,889
Wells Fargo & Co. 1	213,751	13,203,399
Westcorp, Inc.	1,854	78,387
Whitney Holding Corp.	5,144	237,344
Wilmington Trust Corp.	8,411	304,058
Zions Bancorp.	11,340	754,110

		86,489,280

Consumer Finance 0.4%
AmeriCredit Corp. 1	19,958	417,921
Capital One Financial Corp.	8,503	668,166
MBNA Corp.	38,413	1,020,249
MoneyGram International, Inc. 1	6,248	133,645
Providian Financial Corp. 1	26,629	427,395
Student Loan Corp.	507	89,440
WFS Financial, Inc. 1	450	20,938

		2,777,754

Diversified Financial Services 6.3%
CIT Group, Inc.	26,818	1,146,469
Citigroup, Inc. 1	655,037	29,312,906
Instinet Group, Inc. 1	14,880	89,131
JPMorgan Chase & Co. 1	451,344	16,993,102
Leucadia National Corp.	6,616	414,823
Principal Financial Group, Inc.	40,431	1,523,440

		49,479,871

Insurance 5.1%
AFLAC, Inc.	6,313	237,495
Allmerica Financial Corp. 1	6,738	219,322
Allstate Corp. 1	88,997	4,494,348
AMBAC Financial Group, Inc.	10,449	849,817
American Financial Group, Inc.	4,703	148,050
American International Group, Inc. 1	96,629	6,121,447
American National Insurance Co.	1,010	102,666
AON Corp.	39,913	842,963
Arthur J. Gallagher & Co.	644	19,739
Assurant, Inc.	10,123	303,690
Chubb Corp.	24,030	1,831,326

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Cincinnati Financial Corp.	18,818	$ 843,046
CNA Financial Corp. 1	3,242	84,649
Conseco Inc. 1	19,348	367,419
Erie Indemnity Co., Class A	3,572	186,387
Fidelity National Financial, Inc.	20,382	874,184
First American Financial Corp.	9,893	325,974
Genworth Financial, Inc., Class A	15,802	415,593
Hartford Financial Services Group, Inc.	36,989	2,367,296
HCC Insurance Holdings, Inc.	6,013	199,271
Jefferson-Pilot Corp.	17,711	871,204
Lincoln National Corp.	22,077	1,015,984
Loews Corp.	18,819	1,315,636
Markel Corp. 1	599	192,878
MBIA, Inc.	18,289	1,096,608
Mercury General Corp.	3,303	187,280
MetLife, Inc.	50,932	1,986,348
Nationwide Financial Services, Inc., Class A	7,145	268,509
Odyssey Holdings Corp.	1,556	37,577
Old Republic International Corp.	23,049	575,995
Progressive Corp.	23,214	2,112,242
Protective Life Corp.	8,779	367,401
Prudential Financial, Inc.	55,643	2,723,725
Reinsurance Group America, Inc.	3,698	171,661
SAFECO Corp.	17,645	855,253
St. Paul Travelers Companies, Inc.	84,497	3,082,451
StanCorp Financial Group, Inc.	3,659	289,244
Torchmark Corp.	14,099	774,176
Transatlantic Holdings, Inc.	3,012	175,720
Unitrin, Inc.	3,380	161,023
UnumProvident Corp.	37,529	584,327
W.R. Berkley Corp.	8,377	379,897
Wesco Financial Corp.	170	65,493

		40,125,314

Real Estate 2.8%
AMB Property Corp. REIT	10,464	418,037
Annaly Mortgage Management, Inc. REIT	14,933	295,673
Apartment Investment & Management Co., Class A REIT	11,922	433,603
Archstone-Smith, Inc. REIT	24,809	905,529
Arden Realty Group, Inc. REIT	8,297	298,692
AvalonBay Communities, Inc. REIT	9,069	644,806
Boston Properties, Inc. REIT	10,452	629,001
BRE Properties, Inc. REIT	6,347	257,942
Camden Property Trust REIT	5,042	247,209
CBL & Associates Properties, Inc. REIT	1,522	111,547
CenterPoint Properties Trust REIT	5,911	276,930
Crescent Real Estate Equities Co. REIT	9,845	178,195
Developers Diversified Realty Corp. REIT	12,891	554,958
Duke Realty Corp. REIT	17,995	621,727
Equity Office Properties Trust REIT	51,121	1,403,271
Equity Residential REIT	35,489	1,196,334
Federal Realty Investment Trust REIT	6,532	327,580
Forest City Enterprises, Inc.	3,935	211,310

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Friedman, Billings, Ramsey Group, Inc., Class A	7,635	$ 145,981
General Growth Properties, Inc. REIT	24,148	828,518
Health Care Property Investors, Inc. REIT	16,722	448,651
Health Care REIT, Inc. REIT	6,502	230,301
Hospitality Properties Trust REIT	8,510	382,439
Host Marriott Corp. REIT	43,981	688,742
HRPT Properties Trust REIT	22,454	271,469
iStar Financial, Inc. REIT	13,936	611,790
Kimco Realty Corp. REIT	12,308	700,079
Liberty Property Trust REIT	10,726	439,766
Macerich Co. REIT	7,423	450,873
Mack-Cali Realty Corp. REIT	7,671	335,530
Mills Corp. REIT	4,022	238,746
New Plan Excel Realty Trust, Inc. REIT	12,686	335,925
Pan Pacific Retail Properties, Inc. REIT	5,103	302,608
Plum Creek Timber Co., Inc. REIT	23,210	858,770
ProLogis Trust REIT	22,972	924,164
Public Storage, Inc. REIT	10,371	553,604
Rayonier, Inc. REIT	6,272	299,488
Reckson Associates Realty Corp. REIT	8,462	274,000
Regency Centers Corp. REIT	3,217	167,284
Shurgard Storage Centers, Inc., Class A REIT	5,813	240,542
Simon Property Group, Inc. REIT	21,216	1,317,089
SL Green Realty Corp. REIT	4,892	281,926
Thornburg Mortgage, Inc. REIT	10,277	292,792
Trizec Properties, Inc. REIT	11,223	184,843
United Dominion Realty Trust, Inc. REIT	16,197	372,369
Ventas, Inc. REIT	4,792	129,863
Vornado Realty Trust REIT	12,148	892,878
Weingarten Realty Investors REIT	941	38,346

		22,251,720

Thrifts & Mortgage Finance 2.4%
Astoria Financial Corp.	9,895	410,643
Capitol Federal Financial	2,701	95,291
Countrywide Financial Corp.	70,776	2,350,471
Freddie Mac	80,315	5,482,302
Fremont General Corp.	2,239	53,288
Golden West Financial Corp.	10,804	1,288,269
Independence Community Bank Corp.	10,506	446,295
IndyMac Bancorp, Inc.	4,016	130,480
MGIC Investment Corp.	12,513	850,884
New York Community Bancorp, Inc.	33,485	662,333
People's Bank	4,885	194,228
PMI Group, Inc.	12,117	498,978
Radian Group, Inc.	7,749	397,136
Sovereign Bancorp, Inc.	43,394	948,159
W Holding Co., Inc.	3,770	83,015
Washington Federal, Inc.	9,937	268,001
Washington Mutual, Inc. 1	110,311	4,490,761

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Webster Financial Corp.	6,604	$ 330,530

		18,981,064

HEALTH CARE 3.4%
Biotechnology 0.2%
Applera Corp. - Applied Biosystems Group	25,565	524,082
Biogen Idec, Inc. 1	2,195	128,802
Eyetech Pharmaceuticals, Inc. 1	149	6,008
ICOS Corp. 1	3,532	85,298
Invitrogen Corp. 1	3,392	205,216
Millennium Pharmaceuticals, Inc. 1	17,911	226,037
Protein Design Labs, Inc. 1	9,814	177,830

		1,353,273

Health Care Equipment & Supplies 0.2%
Bausch & Lomb, Inc.	2,482	146,140
Baxter International, Inc.	7,220	228,513
Dade Behring Holdings, Inc. 1	722	38,764
Hillenbrand Industries, Inc.	5,366	295,130
Hospira, Inc. 1	19,765	637,026
PerkinElmer, Inc.	7,813	166,652
Thermo Electron Corp. 1	9,173	277,483

		1,789,708

Health Care Providers & Services 1.5%
Aetna, Inc. 1	13,357	1,582,938
AmerisourceBergen Corp.	10,384	612,033
Anthem, Inc. 1	10,781	1,092,439
Caremark Rx, Inc. 1	25,310	905,086
CIGNA Corp.	17,911	1,254,128
Community Health Systems 1	3,838	106,121
HCA, Inc.	35,614	1,403,904
Health Management Associates, Inc.	3,479	76,851
Health Net, Inc., Class A 1	14,289	388,947
Henry Schein, Inc. 1	575	37,478
Humana, Inc. 1	20,453	507,643
Laboratory Corporation of America 1	949	45,504
Manor Care, Inc.	2,173	74,860
McKesson Corp.	20,165	595,876
Medco Health Solutions, Inc. 1	19,399	731,730
Omnicare, Inc.	2,407	78,011
PacifiCare Health Systems, Inc., Class A 1	8,423	407,673
Service Corp. International 1	42,784	302,055
Tenet Healthcare Corp. 1	58,958	639,694
Triad Hospitals, Inc. 1	6,155	225,827
Universal Health Services, Inc., Class B	2,890	131,553
WebMD Corp. 1	15,693	113,774
WellChoice, Inc. 1	1,842	90,240

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Wellpoint Health Networks, Inc. 1	2,169	$ 271,342

		11,675,707

Pharmaceuticals 1.5%
Bristol-Myers Squibb Co.	173,873	4,086,016
King Pharmaceuticals, Inc. 1	30,574	380,646
Merck & Co., Inc. 1	155,929	4,369,131
Watson Pharmaceuticals, Inc. 1	9,984	290,035
Wyeth 1	79,047	3,151,604

		12,277,432

INDUSTRIALS 12.3%
Aerospace & Defense 2.6%
Alliant Techsystems, Inc. 1	1,607	105,853
Boeing Co.	13,349	715,106
General Dynamics Corp.	21,229	2,300,374
Goodrich Corp.	14,896	472,948
Honeywell International, Inc. 1	108,829	3,844,929
L-3 Communications Holdings, Inc. 1	5,919	440,492
Lockheed Martin Corp. 1	47,466	2,887,831
Northrop Grumman Corp.	45,537	2,565,099
Precision Castparts Corp.	3,815	247,365
Raytheon Co.	57,137	2,304,907
United Defense Industries, Inc. 1	1,159	52,503
United Technologies Corp.	49,475	4,827,770

		20,765,177

Air Freight & Logistics 0.2%
CNF Transportation, Inc.	4,563	213,321
FedEx Corp.	9,005	855,745
Ryder System, Inc.	4,433	237,786

		1,306,852

Airlines 0.1%
AMR Corp. 1	10,534	95,122
Southwest Airlines Co.	21,018	330,613

		425,735

Building Products 0.2%
Masco Corp. 1	55,482	1,956,850

Commercial Services & Supplies 0.8%
Adesa, Inc.	12,016	239,839
Allied Waste Industries, Inc. 1	20,323	184,736
Brinks Co.	381	14,710
Cendant Corp. 1	99,091	2,246,393
Deluxe Corp.	6,319	249,853
Equifax, Inc.	5,372	148,375
IKON Office Solutions, Inc.	15,112	170,463
Laureate Education, Inc. 1	849	33,442
Manpower, Inc.	5,931	286,883
Pitney Bowes, Inc.	13,057	571,505
R. R. Donnelley & Sons Co.	27,517	954,840
Republic Services, Inc., Class A	19,528	614,937

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

ServiceMaster Co.	15,232	$ 200,606
Steelcase, Inc.	6,254	83,178
Viad Corp.	1,562	37,472
Waste Management, Inc.	15,442	460,326
West Corp. 1	517	17,909

		6,515,467

Construction & Engineering 0.1%
Fluor Corp.	6,405	332,419
Jacobs Engineering Group, Inc. 1	1,468	67,484

		399,903

Electrical Equipment 0.5%
American Power Conversion Corp.	10,045	212,351
Ametek, Inc.	2,483	81,144
Emerson Electric Co.	42,535	2,842,189
Hubbell, Inc., Class B	7,671	372,811
Rockwell Automation, Inc.	8,194	387,576
Roper Industries, Inc.	536	32,991

		3,929,062

Industrial Conglomerates 5.5%
Alleghany Corp. 1	592	167,281
Allete, Inc. 1	3,725	135,590
Carlisle Companies, Inc.	3,937	235,472
General Electric Co. 1	1,181,774	41,787,529
Teleflex, Inc.	4,507	227,603
Textron, Inc.	15,008	1,089,881

		43,643,356

Machinery 1.3%
AGCO Corp. 1	11,421	248,864
Briggs & Stratton Corp.	1,498	58,751
Caterpillar, Inc.	10,220	935,641
Crane Co.	6,553	198,294
Cummins, Inc.	4,864	387,272
Deere & Co. 1	18,225	1,307,279
Dover Corp.	4,994	202,007
Eaton Corp.	19,075	1,285,655
Harsco Corp.	3,420	181,773
Illinois Tool Works, Inc.	1,845	173,854
ITT Industries, Inc.	7,414	631,080
Navistar International Corp. 1	3,544	145,836
Oshkosh Truck Corp.	469	29,463
Paccar, Inc.	22,223	1,735,616
Pall Corp.	14,563	394,512
Parker-Hannifin Corp.	15,143	1,132,696
Pentair, Inc.	12,704	508,414
SPX Corp.	9,035	371,429

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Timken Co.	4,232	$ 110,032

		10,038,468

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	46,977	2,115,844
CSX Corp.	27,192	1,036,831
Norfolk Southern Corp.	49,661	1,704,862
Union Pacific Corp.	32,822	2,082,228
Yellow Roadway Corp. 1	6,082	321,434

		7,261,199

Trading Companies & Distributors 0.1%
Hughes Supply, Inc.	4,408	144,935
W.W. Grainger, Inc.	8,948	553,523

		698,458

INFORMATION TECHNOLOGY 5.8%
Communications Equipment 0.6%
3Com Corp. 1	49,443	219,527
ADC Telecommunications, Inc. 1	30,369	71,367
Advanced Fibre Communications, Inc. 1	7,266	118,799
Andrew Corp. 1	11,477	162,974
Avocent Corp. 1	845	32,051
CIENA Corp. 1	65,864	167,953
Comverse Technology, Inc. 1	11,045	234,927
Corning, Inc. 1	27,288	343,283
Foundry Networks, Inc. 1	5,087	67,912
Harris Corp.	2,874	190,230
Lucent Technologies, Inc. 1	542,829	2,133,318
Polycom, Inc. 1	4,479	102,300
QLogic Corp. 1	1,921	66,063
Scientific-Atlanta, Inc.	19,400	574,628
Tellabs, Inc. 1	31,020	265,221
UTStarcom, Inc. 1	1,393	27,219

		4,777,772

Computers & Peripherals 2.6%
Apple Computer, Inc. 1	23,924	1,604,104
Diebold, Inc.	9,191	488,961
EMC Corp.	61,921	830,980
Hewlett-Packard Co. 1	386,519	7,730,380
International Business Machines Corp. 1	71,514	6,739,480
Maxtor Corp. 1	18,232	69,646
NCR Corp. 1	2,480	148,131
SanDisk Corp. 1	3,395	76,659
Storage Technology Corp. 1	11,265	328,262
Sun Microsystems, Inc. 1	421,291	2,338,165
Western Digital Corp. 1	19,068	186,294

		20,541,062

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. 1	5,359	122,667
Arrow Electronics, Inc. 1	14,599	358,113
Avnet, Inc. 1	15,257	280,729

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value
AVX Corp.	4,130	$ 51,997
Ingram Micro, Inc., Class A 1	13,382	257,470
Mettler-Toledo International, Inc. 1	2,428	125,285
Molex, Inc.	3,052	84,144
Sanmina-SCI Corp. 1	32,529	287,231
Tech Data Corp. 1	7,343	333,299
Tektronix, Inc.	1,569	49,219
Vishay Intertechnology, Inc. 1	14,887	217,499

		2,167,653

Internet Software & Services 0.0%
Google, Inc.	198	36,234
VeriSign, Inc. 1	9,643	317,255

		353,489

IT Services 0.7%
Affiliated Computer Services, Inc., Class A 1	4,764	281,933
Automatic Data Processing, Inc.	10,396	473,330
BearingPoint, Inc. 1	16,967	147,613
Ceridian Corp. 1	6,738	127,416
CheckFree Corp. 1	3,615	133,936
Computer Sciences Corp. 1	23,759	1,285,362
Convergys Corp. 1	18,152	269,920
Electronic Data Systems Corp.	64,473	1,447,419
Sabre Holdings, Inc., Class A	17,612	406,485
SunGard Data Systems, Inc. 1	4,593	121,760
Unisys Corp. 1	40,024	459,876

		5,155,050

Office Electronics 0.2%
Xerox Corp. 1	92,138	1,411,554

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc. 1	20,736	441,262
Applied Micro Circuits Corp. 1	20,506	75,462
Conexant Systems, Inc. 1	26,291	52,319
Fairchild Semiconductor International, Class A 1	6,750	103,275
Freescale Semiconductor, Inc.	2,997	52,927
International Rectifier Corp. 1	1,448	61,308
Intersil Holding Corp., Class A	9,254	148,989
LSI Logic Corp. 1	26,474	140,048
Micron Technology, Inc. 1	38,814	430,059
Novellus Systems, Inc. 1	4,701	126,645

		1,632,294

Software 1.2%
Activision, Inc. 1	2,942	46,248
BMC Software, Inc. 1	20,218	375,650
Cadence Design Systems, Inc. 1	15,200	208,848
Compuware Corp. 1	48,689	280,936
Fair, Issac & Co., Inc.	1,313	43,565
McAfee, Inc. 1	3,265	94,359
Microsoft Corp. 1	233,602	6,262,870
NAVTEQ Corp.	1,230	53,075

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Oracle Corp. 1	50,229	$ 635,899
PeopleSoft, Inc. 1	35,543	839,170
Reynolds & Reynolds Co., Class A	606	14,380
Siebel Systems, Inc. 1	12,545	126,454
Sybase, Inc. 1	12,275	211,498
TIBCO Software, Inc. 1	5,104	58,696

		9,251,648

MATERIALS 4.9%
Chemicals 2.7%
Air Products & Chemicals, Inc. 1	28,790	1,648,227
Cabot Corp.	7,886	296,908
Dow Chemical Co. 1	110,990	5,601,665
DuPont	126,695	5,741,817
Eastman Chemical Co.	9,808	533,359
Engelhard Corp.	15,740	470,469
International Flavors & Fragrances, Inc.	1,761	71,321
Lubrizol Corp.	8,280	286,074
Lyondell Chemical Co.	16,877	473,569
Monsanto Co.	33,639	1,548,067
PPG Industries, Inc. 1	21,732	1,466,258
Praxair, Inc.	29,308	1,315,929
Rohm & Haas Co.	20,269	893,660
RPM, Inc.	14,691	271,637
Scotts Co., Class A 1	2,122	145,463
Sigma-Aldrich Corp.	6,717	401,206
Valspar Corp.	6,491	312,996

		21,478,625

Construction Materials 0.2%
Florida Rock Industries, Inc.	2,866	161,356
Lafarge North America, Inc.	4,184	209,828
Martin Marietta Materials, Inc.	6,106	306,826
Vulcan Materials Co.	12,933	670,576

		1,348,586

Containers & Packaging 0.3%
Ball Corp.	7,110	318,030
Bemis Co., Inc.	13,543	377,037
Owens-Illinois, Inc. 1	13,954	291,918
Packaging Corporation of America	7,668	176,364
Pactiv Corp. 1	6,306	156,704
Sealed Air Corp. 1	1,720	88,425
Smurfit-Stone Container Corp. 1	32,004	574,792
Sonoco Products Co.	12,398	352,599
Temple-Inland, Inc.	7,011	417,786

		2,753,655

Metals & Mining 0.8%
Alcoa, Inc.	38,873	1,320,904
Arch Coal, Inc.	4,813	183,857
Consol Energy, Inc.	4,276	182,585
International Steel Group, Inc. 1	2,003	80,781

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Massey Energy Co. 1	9,611	$ 337,538
Newmont Mining Corp.	18,242	863,759
Nucor Corp.	10,098	534,184
Peabody Energy Corp. 1	8,100	672,300
Phelps Dodge Corp. 1	11,843	1,150,311
Southern Peru Copper Corp.	836	39,727
United States Steel Corp.	14,351	751,418
Worthington Industries, Inc.	1,381	29,705

		6,147,069

Paper & Forest Products 0.9%
Bowater, Inc.	7,043	285,312
Georgia-Pacific Corp.	32,293	1,182,247
International Paper Co.	61,493	2,553,189
Louisiana-Pacific Corp.	13,781	337,221
MeadWestvaco Corp.	25,527	858,984
Weyerhaeuser Co.	30,330	2,001,780

		7,218,733

TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 5.2%
ALLTEL Corp. 1	39,034	2,212,838
AT&T Corp.	100,559	1,840,230
BellSouth Corp.	232,345	6,231,493
CenturyTel, Inc.	17,590	579,063
Citizens Communications Co.	36,408	520,634
Qwest Communications International, Inc. 1	187,363	749,452
SBC Communications, Inc. 1	419,493	10,558,639
Sprint Corp.	140,736	3,210,188
Verizon Communications, Inc. 1	350,897	14,467,483

		40,370,020

Wireless Telecommunication Services 0.1%
American Tower Systems Corp., Class A 1	27,286	494,695
Crown Castle International Corp. 1	11,950	201,716
Telephone & Data Systems, Inc.	3,529	273,497
United States Cellular Corp. 1	1,018	45,047

		1,014,955

UTILITIES 6.1%
Electric Utilities 4.1%
Allegheny Energy, Inc. 1	13,059	249,949
Alliant Corp.	14,102	384,703
Ameren Corp.	24,608	1,191,519
American Electric Power Co., Inc.	50,114	1,712,395
CenterPoint Energy, Inc.	34,513	385,165
Cinergy Corp.	22,787	943,154
Consolidated Edison, Inc.	30,519	1,338,258
DPL, Inc.	16,023	384,232
DTE Energy Co.	21,968	963,956
Edison International	41,268	1,316,449
Entergy Corp.	29,167	1,890,605
Exelon Corp.	83,721	3,492,003

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

FirstEnergy Corp.	41,778	$ 1,764,285
FPL Group, Inc.	23,409	1,646,355
Great Plains Energy, Inc.	9,406	278,512
Hawaiian Electric Industries, Inc.	10,180	287,585
Northeast Utilities	16,211	295,527
NSTAR	6,717	340,216
OGE Energy Corp.	11,098	286,883
Pepco Holdings, Inc.	21,808	465,383
PG&E Corp. 1	50,507	1,679,863
Pinnacle West Capital Corp.	11,572	511,482
PPL Corp.	23,928	1,243,060
Progress Energy, Inc.	31,232	1,371,397
Puget Energy, Inc.	12,573	295,465
Southern Co. 1	93,409	3,062,881
TECO Energy, Inc.	25,287	378,293
Texas Genco Holdings, Inc.	1,925	90,186
TXU Corp.	37,595	2,361,718
Weststar Energy, Inc.	10,832	239,929
Wisconsin Energy Corp.	14,976	498,252
WPS Resources Corp.	4,700	227,245
Xcel Energy, Inc.	50,575	913,384

		32,490,289

Gas Utilities 0.3%
AGL Resource, Inc.	8,209	272,457
Keyspan Corp.	20,287	801,742
NiSource, Inc.	33,364	727,002
UGI Corp.	6,431	260,970

		2,062,171

Multi-Utilities & Unregulated Power 1.7%
Constellation Energy Group, Inc.	21,341	932,602
Dominion Resources, Inc.	41,359	2,707,774
Duke Energy Corp.	115,882	2,929,497
Dynegy, Inc., Class A 1	35,664	201,501
Energy East Corp.	18,554	467,004
Equitable Resources, Inc.	7,916	471,002
MDU Resources Group, Inc.	14,791	403,942
National Fuel Gas Co.	9,160	258,312
NRG Energy, Inc. 1	9,931	317,792
ONEOK, Inc.	13,004	363,072
Public Service Enterprise Group, Inc.	29,969	1,318,336
Questar Corp.	10,612	539,196
Reliant Energy, Inc. 1	37,538	445,951
SCANA Corp.	14,074	539,316
Sempra Energy	25,988	961,036

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

COMMON STOCKS continued	Shares	Value

Vectren Corp.	9,610	$ 251,590

		13,107,923

Water Utilities 0.0%
Aqua America, Inc.	11,760	278,947

Total Common Stocks (cost $589,314,107)		772,268,050

EXCHANGE TRADED FUND 1.5%
iShares Russell 1000 Value Index Fund (cost $10,627,957)	178,306	11,518,567

	Principal
SHORT-TERM INVESTMENTS 0.0%	Amount	Value
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
2.03%, 02/10/2005 3,4	$ 40,000	39,840
2.07%, 02/17/2005 3,4	25,000	24,888

		64,728

	Shares	Value

MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund 5	187,175	187,175

Total Short-Term Investments (cost $251,903)		251,903

Total Investments (cost $600,193,967) 99.7%		784,038,520
Other Assets and Liabilities 0.3%		2,334,873

Net Assets 100.0%		$ 786,373,393

1 Non-income producing security
2 Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $6,917,846 at November 30, 2004. The Fund earned $160,318 of income from Wachovia Corporation during the six months ended
November 30, 2004, which is included in dividend income.
3 Rate shown represents the yield to maturity at date of purchase.
4 All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
5 Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT Real Estate Investment Trust

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

The following table shows the percent of total long-term investments by sector as of November 30, 2004:
Financials	32.0%
Industrials	12.3%
Energy	12.0%
Consumer Discretionary	10.4%
Consumer Staples	6.2%
Utilities	6.1%
Information Technology	5.8%
Telecommunication Services	5.3%
Materials	5.0%
Health Care	3.4%
Other	1.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $600,193,967)	$784,038,520
Dividends receivable	2,358,435
Receivable from investment advisor	2,408
Prepaid expenses and other assets	10,172

Total assets	786,409,535

Liabilities
Payable for daily variation margin on open futures contracts	1,330
Due to related parties	2,559
Accrued expenses and other liabilities	32,253

Total liabilities	36,142

Net assets	$786,373,393

Net assets represented by
Paid-in capital	$542,216,431
Undistributed net investment income	24,969,408
Accumulated net realized gains on securities	35,350,273
Net unrealized gains on securities and futures contracts	183,837,281

Total net assets	$786,373,393

Shares outstanding - Class I	53,561,887

Net asset value per share - Class I	$14.68

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (unaudited)

Investment income
Dividends (net of withholding taxes of $988)	$9,749,153

Expenses
Advisory fee	1,174,217
Administrative services fee	366,783
Transfer agent fees	110
Trustees' fees and expenses	6,602
Printing and postage expenses	3,051
Custodian and accounting fees	90,937
Registration and filing fees	3,056
Professional fees	13,013
Other	11,620

Total expenses	1,669,389
Less: Expense reductions	(2,789)
Fee waivers and expense reimbursements	(1,576,699)

Net expenses	89,901

Net investment income	9,659,252

Net realized and unrealized gains or losses on securities and futures contracts

Net realized gains on securities	27,196,253
Net change in unrealized gains or losses on securities and futures contracts	41,028,988

Net realized and unrealized gains or losses on securities and futures contracts	68,225,241

Net increase in net assets resulting from operations	$77,884,493

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2004		Year Ended
	(unaudited)		May 31, 2004

Operations
Net investment income		$9,659,252		$15,649,027
Net realized gains or losses on
securities		27,196,253		8,566,860
Net change in unrealized gains on
securities and futures contracts		41,028,988		89,845,556

Net increase in net assets resulting from
operations		77,884,493		114,061,443

Distributions to shareholders from
net investment income		0		(5,504,217)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	0	0	4,240,882	50,000,000
Net asset value of shares issued in
reinvestment of distributions	0	0	432,382	5,504,217

Net increase in net assets resulting from
capital share transactions		0		55,504,217

Total increase in net assets		77,884,493		164,061,443
Net Assets
Beginning of period		708,488,900		544,427,457

End of period		$786,373,393		$708,488,900

Undistributed net investment income		$24,969,408		$15,310,156

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Market Index Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2004, EIMC waived its fee in the amount of $1,174,217 and reimbursed expenses in the amount of $402,482 which combined represents 0.43% of the Fund's average daily net assets (on an annualized basis). As of November 30, 2004, the Fund had $5,275,538 in advisory fee waivers and expense reimbursements subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $123,693,294 and $109,538,485, respectively, for the six months ended November 30, 2004.

At November 30, 2004, the Fund had open futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	November 30, 2004	Loss

December 2004	14 E-mini S&P 500	$829,142	$821,870	$7,272

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $600,340,034. The gross unrealized appreciation and depreciation on securities based on tax cost was $192,530,740 and $8,832,254, respectively, with a net unrealized appreciation of $183,698,486.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2004, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2004, the Fund had no borrowings under this agreement.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

12. SUBSEQUENT DISTRIBUTIONS

On December 7, 2004, the Fund declared distributions from capital gains to shareholders of record on December 6, 2004. The per share amounts payable on December 8, 2004 were $0.1366 from short-term capital gains and $0.0207 from long-term capital gains.

On December 16, 2004, the Fund declared a distribution from net investment income to shareholders of record on December 15, 2004. The per share amount payable on December 17, 2004 was $0.2829.

These distributions are not reflected in the accompanying financial statements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership** — With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence** — We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience** — Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment** — We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564623 rv2 1/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564623 rv2 1/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: January 26, 2005